1933 Act Registration No. 33-02633
                                       1940 Act File No. 811-4552

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
   Post-Effective Amendment No. 39                             [X]

                             and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940[X]
   Amendment No. 40                                            [X]

                     STEIN ROE INCOME TRUST
         (Exact Name of Registrant as Specified in Charter)

    One South Wacker Drive, Chicago, Illinois       60606
     (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Heidi J. Walter               Cameron S. Avery
    Vice-President & Secretary    Bell, Boyd & Lloyd
    Stein Roe Income Trust        Three First National Plaza
    One South Wacker Drive        70 W. Madison Street, Suite 3300
    Chicago, Illinois  60606      Chicago, Illinois  60602
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[X]  on November 1, 1999 pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of the following series: Stein Roe Income Fund, Stein Roe Cash Reserves Fund, Stein Roe Intermediate Bond Fund, and Stein Roe High Yield Fund.

This amendment to the Registration Statement has also been signed by SR&F Base Trust.

<PAGE 1>



Stein Roe Money Market Fund

       Cash Reserves Fund



PROSPECTUS
NOV. 1, 1999



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

3  The Fund
      Investment Goal
      Principal Investment Strategy
      Principal Investment Risks
      Fund Performance
      Your Expenses

7  Financial Highlights

8  Your Account
      Purchasing Shares
      Opening an Account
      Determining Share Price (NAV)
      Selling Shares
      Exchanging Shares
      Reporting to Shareholders
      Dividends and Distributions

14  Other Investments and Risks

14  The Fund's Management
      Investment Adviser
      Master/Feeder Fund Structure
      Year 2000 Readiness



Please keep this prospectus as your reference manual.

THE FUND

INVESTMENT GOAL   Stein Roe Cash Reserves Fund seeks maximum
current income, consistent with capital preservation and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGY   Cash Reserves Fund invests all of
its assets in SR&F Cash Reserves Portfolio as part of a master fund/feeder fund structure. The Portfolio invests in high-quality money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality, dollar-denominated obligations. The Portfolio invests in the following types of money market securities:

* Securities issued or guaranteed by the U.S. government or by its agencies.
* Securities issued or guaranteed by the government of any foreign country that have a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.
* Certificates of deposit, bankers' acceptances, time deposits and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches.
* Commercial paper of domestic or foreign issuers, including variable-rate demand notes.
* Short-term debt securities having a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.
* Repurchase agreements.
* Other high-quality short-term obligations.

Under normal market conditions the Portfolio invests at least 25% of its total assets in securities of issuers in the financial services industry.

The portfolio manager generally makes decisions on buying and selling portfolio investments based upon her judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio manager may also be required to sell portfolio investments to fund redemptions.

PRINCIPAL INVESTMENT RISKS   The primary risks of investing in the
Fund are described below.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic, or political conditions, or due to the financial condition of the company which has issued the security. Market risk includes interest rate risk. Interest rate risk is the risk of change in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds having longer maturities.

Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Foreign securities are subject to special risks. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of an issuer or its assets.

Because of the policy of investing at least 25% of assets in securities of issuers in the financial services industry, the Fund may be affected more adversely than competing funds by changes affecting that industry.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

WHO SHOULD INVEST IN THE FUND?

You may want to invest in Cash Reserves Fund if you:
* want a relatively stable and liquid investment as well the potential for a competitive yield
* are saving for a short-term investment or creating an emergency fund
* want the ability to write checks on your account
* are looking to diversify your investment portfolio with cash or similar types of investments

Cash Reserves Fund is not appropriate for investors who:
* want high return potential
* don't want current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

YEAR-BY-YEAR TOTAL RETURNS

Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

                     YEAR-BY-YEAR TOTAL RETURNS
8%  8.86%
7%        7.78%
6%
5%              5.71%                   5.44%       5.01%  5.01%
4%                                            4.86%
3%                    3.42%       3.71%
2%                          2.58%
0%
    1989  1990  1991  1992  1993  1994  1995  1996  1997  1998
[  ] Cash Reserves Fund

The Fund's year-to-date total return through Sept. 30, 1999, was ___%.

Best quarter: 2nd quarter 1989, +2.28%
Worst quarter: 2nd quarter 1993, +0.63%

AVERAGE ANNUAL TOTAL RETURNS
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with inflation as measured by for the U.S. Consumer Price Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                                  AVERAGE ANNUAL TOTAL RETURNS
                                  Periods ending Dec. 31, 1998
                                  1 yr        5 yr        10 yr
                                 -------------------------------
    Cash Reserves Fund            5.01%       4.80%       5.22%
    U.S. Consumer Price Index*    1.61%       2.37%       3.12%

    *The U.S. Consumer Price Index is the federal government's measure of retail inflation. It differs from the Fund's composition and is not available for investment.

The seven-day current yield for the Fund for the period ended Dec. 31, 1998 was ___%. For current information on the yield, please call 800-338-2550.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                       0.49%
Distribution (12b-1) fees                None
Other expenses                           0.21%
TOTAL ANNUAL FUND OPERATING EXPENSES     0.70%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

EXPENSE EXAMPLE

This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5% total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                         1 yr     3 yrs     5 yrs     10 yrs
                         -----------------------------------
   Cash Reserves Fund    $72      $224      $390       $871

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the last five fiscal years. The Fund's fiscal year runs from July 1 to June 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. Ernst & Young LLP, independent auditors, audits this information and issues a report that appears in the Fund's annual report along with the financial statements. To request the Fund's annual report, please call 800-338-2550.

CASH RESERVES FUND
PER SHARE DATA

                                            For years ending June 30,
                                    1999     1998     1997      1996       1995
                                ------------------------------------------------
Net asset value, beginning of
  period                        $  1.000  $  1.000  $  1.000  $  1.000  $ 1.000
Net investment income             0.0450     0.050     0.048     0.050    0.048
Dividends (from net investment
  income)                        (0.0450)   (0.050)   (0.048)   (0.050)  (0.048)
Net asset value, end of period  $  1.000  $  1.000  $  1.000  $  1.000  $ 1.000
Total return                       4.64%     5.09%     4.92%     5.07%    4.96%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                      $503,686  $493,954  $452,358  $476,840 $498,163
Ratio of net expenses to
  average net assets               0.70%     0.75%     0.77%     0.78%    0.76%
Ratio of net investment income
  to average net assets            4.58%     4.98%     4.80%     4.98%    4.83%

YOUR ACCOUNT

PURCHASING SHARES   You may purchase Fund shares without a sales
charge. Your purchases are made at the net asset value (NAV) next determined after the Fund receives your check, wire transfer or electronic transfer. If the Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE)-normally 3 p.m. Central time-your purchase is effective on the next business day.

PURCHASES THROUGH THIRD PARTIES

If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no charges or limitations if you purchase shares directly from the Fund, except those fees described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

CONDITIONS OF PURCHASE

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors. The Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor [service mark] program or are a client of Stein Roe Private Capital Management, the minimum initial investment is determined by those programs.

                        ACCOUNT MINIMUMS
                        Minimum to      Minimum    Minimum
Type of Account       Open an Account   Addition   Balance
------------------------------------------------------------
Regular                   $2,500         $100      $1,000
Custodial (UGMA/UTMA)     $1,000         $100      $1,000
Automatic Investment Plan $1,000          $50           -
Roth and Traditional IRA    $500          $50        $500
Educational IRA             $500          $50*       $500

*Maximum $500 contribution per calendar year per child.

Opening an Account

                OPENING OR ADDING TO AN ACCOUNT

Opening an Account  BY MAIL:
                    Complete the application.
                    Make check payable to Stein Roe Mutual Funds.

                    Mail application and check to:
                      SteinRoe Services Inc.
                      P.O. Box 8900
                      Boston, MA 02205

                    BY WIRE:
                    Mail your application to the address listed on the left, then call 800-338-2550 to obtain an account number. Include your Social Security Number. To wire funds, use the instructions below.

Adding to an Account  BY MAIL:
                    Make check payable to Stein Roe Mutual Funds.
                    Be sure to write your account number on the check.

                    Fill out investment slip (stub from your statement or confirmation) or include a note indicating the amount of your purchase, your account number, and the name in which your account is registered.

                    Mail check with investment slip or note to the address above.

                    BY WIRE:
                    Wire funds to:
                      First National Bank of Boston
                      ABA:  011000390
                      Attn: SSI, Account No. 560-99696
                      Fund No. 36; Stein Roe Cash Reserves Fund
                      Your name (exactly as in the registration).
                      Fund account number.

                    OPENING OR ADDING TO AN ACCOUNT

Opening an Account  BY ELECTRONIC FUNDS TRANSFER:
                    You cannot open a new account via electronic transfer.

                    BY EXCHANGE:
                    By mail, phone, in person or automatically (be sure to elect the Automatic Exchange Privilege on your application).

                    THROUGH AN INTERMEDIARY;
                    Contact your financial professional.

Adding to an Account  BY ELECTRONIC FUNDS TRANSFER;
                    Call 800-338-2550 to make your purchase. To set up prescheduled purchases, be sure to elect the Automatic Investment Plan (Stein Roe Asset [SERVICE MARK] Builder) option on your application.

                    BY EXCHANGE:
                    By mail, phone, in person or automatically (be sure to elect the Automatic Exchange Privilege on your application).

                    THROUGH AN INTERMEDIARY:
                    Contact your financial professional.

All checks must be made payable in U.S. dollars and drawn on U.S.
banks.  Money orders and third-party checks will not be accepted.

DETERMINING SHARE PRICE (NAV)   The Fund's share price is its NAV
next determined. The Fund attempts to maintain its NAV at $1 per share. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV twice each business day: at 11 a.m. Central time and at the close of regular trading on the NYSE-normally 3 p.m. Central time.

To calculate the NAV, we value portfolio securities based on their amortized cost, which does not take into account unrealized gains or losses. The extent of any deviation between the NAV based upon market quotations or equivalents and $1 per share based on amortized cost will be examined by the Board. If such deviation were to exceed 1/2 of 1%, the Board would consider what action, if any, should be taken, including selling portfolio securities, increasing, reducing, or suspending distributions or redeeming shares in kind. Assets and securities for which this valuation method does not produce a fair value are valued at a fair value determined in good faith by the Board.

The Portfolio's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and you may not purchase or redeem shares.

SELLING SHARES   You may sell your shares any day the Fund is open
for business.  Please follow the instructions below.

                         SELLING SHARES
BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY PHONE:     This feature is automatically added to your account
              unless you decline it on your application.  Call
              800-338-2550 to redeem an amount of $1,000 or more.
              We will mail a check to your registered address.

BY WIRE: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more ($100,000 maximum) may be wired to your predesignated bank account. Call 800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

BY ELECTRONIC TRANSFER: Fill out the appropriate areas of the account application for this feature. To request an electronic transfer (not less than $50; not more than $100,000), call 800-338-2550. We will transfer your sale proceeds electronically to your bank. The bank must be a member of the Automated Clearing House.

BY EXCHANGE:  Call 800-338-2550 to exchange any portion of your
              Fund shares for shares in any other Stein Roe no-load fund.

BY AUTOMATIC EXCHANGE:  Fill out the appropriate areas of the account application for this feature. Redeem a fixed amount on a regular basis (not less than $50 per month; not more than $100,000) from the Fund for investment in another Stein Roe no-load fund.

BY CHECK WRITING: Complete the appropriate section of the account application for this feature. You may redeem shares by writing checks (minimum $50) that are drawn against a special checking account the Fund has with the First National Bank of Boston.

WHAT YOU NEED TO KNOW WHEN SELLING SHARES

Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.

The Fund redeems shares at the NAV next determined after an order has been accepted. We mail proceeds within seven days after the sale. The Fund normally pays wire redemption or electronic transfer proceeds on the next business day.

We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

If the amount you redeem is large enough to affect the Fund's operation, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

INVOLUNTARY REDEMPTION

If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

LOW BALANCE FEE

Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans;
(4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. The Fund can waive the fee, at its discretion, in the event of significant market corrections.

EXCHANGING SHARES   You may exchange Fund shares for shares of
other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange
Fund shares for shares of another fund.

We may change, suspend or eliminate the exchange service after notification to you.

Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of the Fund into another Stein Roe no-load fund and then back to the Fund.

REPORTING TO SHAREHOLDERS   To reduce the volume of mail you
receive, only one copy of certain materials, such as prospectuses and shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

DIVIDENDS AND DISTRIBUTIONS   Income dividends are declared daily,
paid monthly, and confirmed at least quarterly. The Fund distributes, at least once a year, virtually all of its net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses. If the NAV per share were to decline below $1, the Board might temporarily reduce or suspend dividends in an effort to maintain NAV at $1 per share.

A capital gain is the increase in value of a security that the Portfolio holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Portfolio held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

When a Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.

[callout]
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:
* by check
* by electronic transfer into your bank account
* a purchase of shares of another Stein Roe fund
* a purchase of shares in a Stein Roe fund account of another person
[end of callout]

If you elect to receive distributions by check and a distribution check is returned to the Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of the Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

TAX CONSEQUENCES

You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If the Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.

TRANSACTION                             TAX STATUS
----------------------------------------------------------------
Income dividend                         Ordinary income
Short-term capital gain distribution    Ordinary income
Long-term capital gain distribution     Capital gain
Sale of shares owned one year or less   Gain is ordinary income;
                                        loss is subject to special
                                        rules
Sale of shares owned more than one year Capital gain or loss

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in the Fund.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Fund also may invest in other securities and use other investment techniques. The Fund may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes certain of those other securities and techniques, and certain risks associated with them. The Statement of Additional Information (SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective and its non-fundamental investment policies without shareholder approval.

The Fund and Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUND'S MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated, One South
Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended June 30, 1999, the Fund paid to Stein Roe aggregate fees of 0.49% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group
(LFG). LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is not part of LFG and is managed by a different
team.   Stein Roe and the other entities that make up LFG are
subsidiaries of Liberty Financial Companies, Inc.

MASTER/FEEDER FUND STRUCTURE   Unlike mutual funds that directly
acquire and manage their own portfolios of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Portfolio) that has an investment objective and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

YEAR 2000 READINESS   Like other investment companies, financial
and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe, other service providers and the issuers in which the Portfolio invests do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Fund to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. In addition, Year 2000 readiness is one of the factors considered by Stein Roe in its ongoing assessment of issuers in which the Portfolio invests, to the extent that information is readily available. However, no assurances can be given that the Fund will not be adversely affected by these matters.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-338-2550
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.



Liberty Funds Distributor, Inc.

Investment Company Act file number of Stein Roe Income Trust:
811-4552

<PAGE 1>

STEIN ROE TAXABLE BOND FUNDS

    Intermediate Bond Fund
    Income Fund
    High Yield Fund


PROSPECTUS
NOV. 1, 1999




The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Each fund section contains the following information specific to that fund: investment goal; principal investment strategy;
principal investment risks; fund performance; and your expenses.

Please keep this prospectus as your reference manual.


3   Intermediate Bond Fund

8   Income Fund

13  High Yield Fund

17  Financial Highlights

20  Your Account
       Purchasing Shares
       Opening an Account
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Reporting to Shareholders
       Dividends and Distributions

26  Other Investments and Risks
       Hedging Strategies
       Mortgage-Backed Securities and Asset-Backed Securities
       When-Issued Securities and Forward Commitments
       Zero Coupon Securities
       PIK Bonds
       Illiquid Investments
       Portfolio Turnover
       Temporary Defensive Positions
       Interfund Lending Program

29  The Funds' Management
       Investment Adviser
       Portfolio Managers
       Master/Feeder Fund Structure
       Year 2000 Readiness

THE FUNDS
INTERMEDIATE BOND FUND

INVESTMENT GOAL   Stein Roe Intermediate Bond Fund a high level of
total return by pursuing current income and opportunities for long-term appreciation .

PRINCIPAL INVESTMENT STRATEGY   Intermediate Bond Fund invests all
of its assets in SR&F Intermediate Bond Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in:

* debt securities issued by the U.S. government-these include U.S. Treasury securities and agency securities; agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages,
* debt securities of U.S. corporations, and
* mortgage-backed securities and asset-backed securities issued by private (non-governmental) entities.

At least 60% of these securities are higher-quality debt securities rated at the time of purchase:

* at least A by Standard & Poor's, a division of The McGraw-Hill
  Companies, Inc.,
* at least A2 by Moody's Investors Service, Inc., or
* with a comparable rating by another nationally recognized rating agency.

The Portfolio may invest up to 40% of its assets in securities rated at the time of purchase:

* BBB and below by Standard & Poor's,
* Baa and below by Moody's Investors Service, Inc., or
* with a comparable rating by another nationally recognized rating agency.

The Portfolio may invest up to 20% of its assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are rated at the time of purchase:

* below BBB by Standard & Poor's,
* below Baa by Moody's Investors Service, Inc., or
* with a comparable rating by another nationally recognized rating agency.

Normally, the Portfolio expects to maintain a weighted average-life range of three to 10 years.

The portfolio manager has wide flexibility to vary the allocation among different types of debt securities based on the portfolio manager's judgment of which types of securities will outperform the others. In determining whether to purchase or sell a security, the portfolio manager first evaluates the relative value of the sectors he invests in. After selecting a particular sector, the portfolio manager looks at both the relative value of a security in comparison to its sector peers and the relative value in comparison to other securities in the same rating category. The portfolio manager may be required to sell portfolio investments to fund redemptions.

PRINCIPAL INVESTMENT RISKS   The primary risks of investing in the
Fund are described below. There are many circumstances (including others not described here) that could cause you to lose money by investing in the Fund or that could cause the Fund's total return or yield to decrease.

The price of the Fund's shares-its net asset value per share
(NAV)-can fluctuate daily in response to changes in the market value of the bonds it owns.

Market risk is the risk that the price of a security held by the Portfolio will fall due to changing market, economic, or political conditions. Market risk includes interest rate risk. Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds having longer maturities.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Lower-rated debt securities are sometimes referred to as "junk bonds." Lower-rated debt securities involve greater risk of loss due to issuer risk and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

WHO SHOULD INVEST IN THE FUND?
You may want to invest in Intermediate Bond Fund if you:
* are looking for a higher level of return potential than generally offered by short-term money market securities in exchange for an increased level of risk
* want a mix of government bonds, corporate bonds, and asset-backed securities that the portfolio manager believes offers a balance of current income and total return
* are a long-term investor looking to diversify your investment portfolio by investing in fixed-income securities

Intermediate Bond Fund is not appropriate for investors who:
* want to avoid volatility or possible losses
* are not interested in generating taxable current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

YEAR-BY-YEAR TOTAL RETURNS

Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

                    YEAR-BY-YEAR TOTAL RETURNS
15%             15.10%                   16.84%
13%
11% 12.60%
9%                           9.17%                   9.29%
7%        7.09%        7.69%
5%                                                         6.42%
3%                                             4.52%
0%
-3%                               -2.55%
     1989  1990  1991  1992  1993  1994  1995  1996  1997  1998
[  ] Intermediate Bond Fund

The Fund's year-to-date total return through Sept. 30, 1999, was ___%.

Best quarter: 2nd quarter 1989, +7.32%
Worst quarter: 1st quarter 1994, -2.19%

AVERAGE ANNUAL TOTAL RETURNS

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the Lehman Brothers Intermediate Government/Corporate Bond Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                     AVERAGE ANNUAL TOTAL RETURNS
                            Periods ending Dec. 31, 1998
                             1 yr       5 yr       10 yr
                             ---------------------------
    Intermediate Bond Fund   6.42%      6.72%      8.49%
    Lehman Brothers Inter-
      mediate Government/
      Corporate Bond Index*  8.44%      6.60%      8.52%

    *The Lehman Brothers Intermediate Government/Corporate Bond
     Index is an unmanaged group of securities that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                       0.50%
Distribution (12b-1) fees                None
Other expenses                           0.22%
Total annual fund operating expenses     0.72%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

EXPENSE EXAMPLE

This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5% total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                             1 yr    3 yrs    5 yrs    10 yrs
                            ---------------------------------
    Intermediate Bond Fund    $73     $229     $399     $891

THE FUNDS
INCOME FUND

INVESTMENT GOAL   Stein Roe Income Fund seeks total return
investing for a high level of current income and, to a lesser extent, capital growth.

PRINCIPAL INVESTMENT STRATEGY   Income Fund invests all of its
assets in SR&F Income Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in:

* debt securities issued by the U.S. government. These include U.S. Treasury securities and agency securities. Agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages,
* debt securities of U.S. corporations,
* mortgage-backed securities and asset-backed securities issued by private (non-governmental) entities, and
* dollar-denominated debt securities issued by foreign governments and corporations.

At least 60% of these securities are medium- or higher-quality securities rated at the time of purchase:

* at least BBB by Standard & Poor's,
* at least Baa by Moody's Investors Service, Inc., or
* with a comparable rating by another nationally recognized rating agency.

The Portfolio may invest up to 40% of its assets in lower-rated or unrated debt securities. These securities are sometimes referred to as "junk bonds" and are rated at the time of purchase:

* below BBB by Standard & Poor's,
* below Baa by Moody's Investors Service, Inc., or
* with a comparable rating by another nationally recognized rating agency.

The portfolio manager has wide flexibility to vary the allocation among different types of debt securities based on the portfolio manager's judgment of which types of securities will outperform the others. In determining whether to purchase a security for the Portfolio or sell a security held by the Portfolio, the portfolio manager first evaluates the relative value of the sectors he invests in. After selecting a particular sector, the portfolio manager looks at both the relative value of a security in comparison to its sector peers and the relative value in comparison to other securities in the same rating category. The portfolio manager may be required to sell portfolio investments to fund redemptions.

PRINCIPAL INVESTMENT RISKS   The primary risks of investing in the
Fund are described below. There are many circumstances (including others not described here) that could cause you to lose money by investing in the Fund or that could cause the Fund's total return or yield to decrease.

The price of the Fund's shares-its net asset value per share
(NAV)-can fluctuate daily in response to changes in the market value of the bonds it owns.

Market risk is the risk that the price of a security held by the Portfolio will fall due to changing market, economic, or political conditions. Market risk includes interest rate risk. Interest rate risk is the risk of changes in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds having longer maturities.

Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact the issuer's ability to make timely payments of interest or principal. This could result in decreases in the price of the security.

Lower-rated debt securities are sometimes referred to as "junk bonds." Lower-rated debt securities involve greater risk of loss due to issuer risk and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Foreign securities are subject to special risks. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of an issuer or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

WHO SHOULD INVEST IN THE FUND?

You may want to invest in Income Fund if you:
* want the higher return and income potential offered by high-yield bonds, but want to balance their greater risk with a substantial portion of the Fund invested in investment-grade bonds
* want a balance between return potential and capital preservation
* are a long-term investor looking to diversify your portfolio by investing in fixed-income securities

Income Fund is not appropriate for investors who:
* are saving for a short-term investment
* want to avoid volatility or possible losses
* are not interested in generating taxable current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

YEAR-BY-YEAR TOTAL RETURNS

Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

                    YEAR-BY-YEAR TOTAL RETURNS
20%
15%              17.18%                 19.74%
10%                         13.38%
5%   7.14% 6.08%       9.11%                        9.58%
0%                                             4.82%       4.00%
-5%                               -3.83%
     1989  1990  1991  1992  1993  1994  1995  1996  1997  1998
[  ] Income Fund

The Fund's year-to-date total return through Sept. 30, 1999, was ___%.

Best quarter: 2nd quarter 1995, +6.52%
Worst quarter: 1st quarter 1994, -3.18%

AVERAGE ANNUAL TOTAL RETURNS

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the Lehman Brothers Intermediate Corporate Bond Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                     AVERAGE ANNUAL TOTAL RETURNS
                                   Periods ending Dec. 31, 1998
                                   1 yr      5 yr      10 yr
                                   -----------------------------
    Income Fund                    4.00%     6.59%     8.53%
    Lehman Brothers Intermediate
     Corporate Bond Index*         8.29%     7.16%     9.19%

    *The Lehman Brothers Intermediate Corporate Bond Index is an unmanaged group of securities that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                      0.60%
Distribution (12b-1) fees               None
Other expenses                          0.24%
Total annual fund operating expenses    0.84%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

EXPENSE EXAMPLE

This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5% total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                            EXPENSE EXAMPLE
                   1 yr      3 yrs      5 yrs      10 yrs
                   --------------------------------------
   Income Fund     $85       $267       $463       $1,032

THE FUNDS
HIGH YIELD FUND

INVESTMENT GOAL   Stein Roe High Yield Fund seeks total return by
investing for a high level of current income and capital growth.

PRINCIPAL INVESTMENT STRATEGY High Yield Fund invests all of its assets in SR&F High Yield Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in high-yield, high-risk debt securities.
These securities are rated at the time of purchase:

* below BBB by Standard & Poor's,
* below Baa by Moody's Investors Service, Inc.,
* with a comparable rating by another nationally recognized rating agency, or
* unrated securities that Stein Roe believes to be of comparable quality.

In determining whether to purchase a security for the Portfolio or sell a security held by the Portfolio, the portfolio manager looks at both the relative value of a security in comparison to its industry peers and the relative value in comparison to other securities in the same rating category. The portfolio manager may sell a security if there is a negative trend in the security's value and may purchase a security if there is a positive trend. The portfolio manager may be required to sell portfolio investments to fund redemptions. The Portfolio may invest in securities of any maturity.

PRINCIPAL INVESTMENT RISKS   The primary risks of investing in the
Fund are described below. There are many circumstances (including others not described here) that could cause you to lose money by investing in the Fund or that could cause the Fund's total return or yield to decrease.

The price of the Fund's shares-its net asset value per share
(NAV)-can fluctuate daily in response to changes in the market value of the bonds it owns.

Market risk is the risk that the price of a security held by the Portfolio will fall due to changing market, economic, or political conditions, or due to the financial condition of the issuer of the security. Market risk includes interest rate risk. Interest rate risk is the risk of change in the price of a bond when interest rates change. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact the issuer's ability to make timely payments of interest or principal. This could result in decreases in the price of the security.

High-yield, high-risk debt securities are sometimes referred to as "junk bonds." High-yield, high-risk debt securities involve greater risk of loss due to issuer risk and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities.

An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

WHO SHOULD INVEST IN THE FUND?

You may want to invest in High Yield Fund if you:
* want the high return potential associated with investing in lower-rated bonds and can tolerate the high level of risk associated with such securities
* are a long-term investor looking to diversify your investment portfolio with high-yield, high-risk fixed-income securities

High Yield Fund is not appropriate for investors who:
* are saving for a short-term investment
* want a relatively low-risk fixed-income investment
* want to avoid volatility or possible losses
* are not interested in generating taxable current income

FUND PERFORMANCE   The following charts show the Fund's
performance from Jan. 1, 1997, through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

YEAR-BY-YEAR TOTAL RETURNS

Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

         YEAR-BY-YEAR TOTAL RETURNS
15%     15.85%
10%
5%
0%                4.32%
         1997     1998
[  ] High Yield Fund

The Fund's year-to-date total return through Sept. 30, 1999, was ___%.

Best quarter: 2nd quarter 1997, +6.38%
Worst quarter: 3rd quarter 1998, -6.38%

AVERAGE ANNUAL TOTAL RETURNS
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the Merrill Lynch High Yield Master II Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                   AVERAGE ANNUAL TOTAL RETURNS
                             Periods ending Dec. 31, 1998
                             1 yr        Since Inception
                                         (Nov. 1, 1996)
                             -----------------------------
    High Yield Fund          4.32%           10.50%
    Merrill Lynch High
      Yield Master II Index* 3.66%           8.87%

    *The Merrill Lynch High Yield Master II Index is an unmanaged group of securities that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                        0.34%
Distribution (12b-1) fees                 None
Other expenses                            0.88%
Total annual fund operating expenses (d)  1.22%
Expense reimbursement                    (0.22%)
Net expenses                              1.00%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.
(d) Stein Roe will reimburse the Fund if its annual ordinary operating expenses exceed 1% of average daily net assets.
    This commitment expires on Oct. 31, 2000. After reimbursement, management fees will be 0.12%. A reimbursement lowers the expense ratio and increases overall return to investors.

EXPENSE EXAMPLE

This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5% total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                        EXPENSE EXAMPLE
                     1 yr      3 yrs     5 yrs     10 yrs
   High Yield Fund    $102     $318      $552      $1,225

FINANCIAL HIGHLIGHTS

The financial highlights tables explain the Funds' financial performance. Consistent with other mutual funds, we show information for the last five fiscal years or for the period of a Fund's operations (if shorter). Each Fund's fiscal year runs from July 1 to June 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. Ernst & Young LLP, independent auditors, audits this information and issues a report that appears in the Funds' annual report along with the financial statements. To request a Fund's annual report, please call 800-338-2550.

INTERMEDIATE BOND FUND
PER SHARE DATA

                                              For years ending June 30,
                                     1999      1998     1997      1996      1995
                                  ------------------------------------------------
Net asset value, beginning of
  period                          $   8.97  $   8.74  $   8.58  $   8.67  $   8.44
Income from investment operations
Net investment income                  .56       .58       .60       .59       .58
Net gains (losses) on securities
  (both realized and unrealized)      (.33)      .23       .17      (.10)      .23
Total income from investment
  operations                           .23       .81       .77       .49       .81
Less distributions
Dividends (from net investment
  income)                             (.57)     (.58)     (.61)     (.58)     (.58)
Net asset value, end of period    $   8.63  $   8.97  $   8.74  $   8.58  $   8.67
Total return (a)                     2.60%     9.51%     9.31%     5.76%    10.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                        $431,123  $437,456  $328,784  $298,112  $301,733
Ratio of net expenses to average
  net assets(b)                      0.72%     0.72%     0.73%     0.70%     0.70%
Ratio of net investment income
  to average net assets(a)           6.31%     6.51%     6.97%     6.79%     6.94%
Portfolio turnover rate               N/A     138%(c)     210%      202%      162%

INCOME FUND
PER SHARE DATA

                                                For years ending June 30,
                                      1999      1998      1997      1996      1995
                                    --------------------------------------------------
Net asset value, beginning of
  period                            $  10.03  $   9.88  $   9.63  $   9.79  $   9.36
Income from investment operations
Net investment income                    .67       .69       .70       .71       .71
Net gains (losses) on securities
  (both realized and unrealized)        (.62)      .15       .24      (.16)      .43
Total income from investment
  operations                             .05       .84       .95       .55      1.14
Less distributions
Dividends (from net investment
  income)                               (.67)     (.69)     (.70)     (.71)     (.71)
Distributions (from capital gains)
Total distributions                     (.67)     (.69)     (.70)     (.71)     (.71)
Net asset value, end of period      $   9.41  $  10.03  $   9.88  $   9.63  $   9.79
Total return (a)                        .52%     8.72%    10.34%     5.70%    12.79%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                          $294,640  $448,403  $375,272  $309,564  $174,327
Ratio of net expenses to average
  net assets(b)                        0.84%     0.83%     0.84%     0.82%     0.82%
Ratio of net investment income
  to average net assets(a)             6.91%     6.89%     7.26%     7.26%     7.55%
Portfolio turnover rate                 N/A     59%(c)      138%      135%       64%

HIGH YIELD FUND
PER SHARE DATA

                                                        For years ending   Period ending
                                                            June 30,         June 30,
                                                         1999       1998       1997(d)
                                                       -----------------------------------
Net asset value, beginning of period                   $  11.00   $  10.54   $  10.00
Income from investment operations
Net investment income                                       .85        .85        .52
Net gains on securities (both realized and unrealized)     (.53)       .61        .54
Total income from investment operations                     .32       1.46       1.06
Less distributions
Dividends (from net investment income)                     (.85)      (.85)      (.52)
Distributions (from capital gains)                         (.32)      (.15)         -
Total distributions                                       (1.17)     (1.00)      (.52)
Net asset value, end of period                         $  10.15   $  11.00   $  10.54
Total return (a)                                          3.50%     14.38%     10.88%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                 $32,766   $ 41,471   $ 13,482
Ratio of net expenses to average net assets (b)           1.00%      1.00%   1.00%(e)
Ratio of net investment income to average net assets (a)  8.23%      7.79%   8.05%(e)

(a) Computed with the effect of Stein Roe's expense reimbursement.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by Stein Roe, this ratio would have been 0.75%, 0.75% and 0.71% for the years ended June 30, 1997, 1996 and 1995, respectively, for Intermediate Bond Fund; 0.85%, 0.88% and 0.85% for the years ended June 30, 1997, 1996 and 1995, respectively, for Income Fund; and 1.22% for the year ended June 30, 1999, 1.32% for the year ended June 30, 1998, and 2.29% for the period ended June 30, 1997, for High Yield Fund.
(c) Prior to commencement of operations of the Portfolio.
(d) From commencement of operations on Nov. 1, 1996, for High
    Yield Fund.
(e) These percentages are for periods of less than one year. They have been converted to an annual basis making it easier to compare to complete years.

YOUR ACCOUNT

PURCHASING SHARES   You may purchase Fund shares without a sales
charge. Your purchases are made at the NAV next determined after the Fund receives your check, wire transfer or electronic transfer. If a Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE)-normally 3 p.m. Central time-your purchase is effective on the next business day.

PURCHASES THROUGH THIRD PARTIES

If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Funds offer. There are no charges or limitations if you purchase shares directly from a Fund, except those fees described in this prospectus.

If an intermediary is an agent or designee of the Funds, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

CONDITIONS OF PURCHASE

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. A Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors. A Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor [service mark] program or are a client of Stein Roe Private Capital Management, the minimum initial investment is determined by those programs.

                            ACCOUNT MINIMUMS
                        Minimum to      Minimum    Minimum
Type of Account       Open an Account   Addition   Balance
------------------------------------------------------------
Regular                   $2,500         $100      $1,000
Custodial (UGMA/UTMA)     $1,000         $100      $1,000
Automatic Investment Plan $1,000          $50           -
Roth and Traditional IRA    $500          $50        $500
Educational IRA             $500          $50*       $500

*Maximum $500 contribution per calendar year per child.

OPENING AN ACCOUNT


                OPENING OR ADDING TO AN ACCOUNT

Opening an Account  BY MAIL:
                    Complete the application.
                    Make check payable to Stein Roe Mutual Funds.

                    Mail application and check to:
                      SteinRoe Services Inc.
                      P.O. Box 8900
                      Boston, MA 02205

                    BY WIRE:
                    Mail your application to the address listed on the left, then call 800-338-2550 to obtain an account number. Include your Social Security Number. To wire funds, use the instructions below.

Adding to an Account  BY MAIL:
                    Make check payable to Stein Roe Mutual Funds.
                    Be sure to write your account number on the check.

                    Fill out investment slip (stub from your statement or confirmation) or include a note indicating the amount of your purchase, your account number, and the name in which your account is registered.

                    Mail check with investment slip or note to the address above.

                    BY WIRE:
                    Wire funds to:
                      First National Bank of Boston
                      ABA:  011000390
                      Attn: SSI, Account No. 560-99696
                      Fund No. __; Stein Roe ____ Fund
                      Your name (exactly as in the registration).
                      Fund account number.

                    Fund Numbers:
                    35-Intermediate Bond Fund
                    09-Income Fund
                    15-High Yield Fund

                    OPENING OR ADDING TO AN ACCOUNT

Opening an Account  BY ELECTRONIC FUNDS TRANSFER:
                    You cannot open a new account via electronic transfer.

                    BY EXCHANGE:
                    By mail, phone, in person or automatically (be sure to elect the Automatic Exchange Privilege on your application).

                    THROUGH AN INTERMEDIARY;
                    Contact your financial professional.

Adding to an Account  BY ELECTRONIC FUNDS TRANSFER;
                    Call 800-338-2550 to make your purchase. To set up prescheduled purchases, be sure to elect the Automatic Investment Plan (Stein Roe Asset [SERVICE MARK] Builder) option on your application.

                    BY EXCHANGE:
                    By mail, phone, in person or automatically (be sure to elect the Automatic Exchange Privilege on your application).

                    THROUGH AN INTERMEDIARY:
                    Contact your financial professional.

All checks must be made payable in U.S. dollars and drawn on U.S.
banks.  Money orders and third-party checks will not be accepted.

DETERMINING SHARE PRICE (NAV)   A Fund's share price is its NAV
next determined. NAV is the difference between the values of a Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 3 p.m. Central time. If you place an order after that time, you receive the share price determined on the next business day.

Securities for which market quotations are readily available at the time of valuation are valued on that basis. We value long-term straight-debt securities for which market quotations are not readily available at fair value. Pricing services provide the Funds with the value of the securities. Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost, which does not take into account unrealized gains or losses. The Board believes that the amortized cost represents a fair value for such securities. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix prepared by Stein Roe based on quotations for comparable securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. A Portfolio's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES   You may sell your shares any day the Funds are
open for business.  Please follow the instructions below.

                         SELLING SHARES
BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY PHONE:     This feature is automatically added to your account
              unless you decline it on your application.  Call
              800-338-2550 to redeem an amount of $1,000 or more.
              We will mail a check to your registered address.

BY WIRE: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more ($100,000 maximum) may be wired to your predesignated bank account. Call 800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

BY ELECTRONIC TRANSFER:  Fill out the appropriate areas of the account application for this feature. To request an electronic transfer (not less than $50; not more than $100,000), call 800-338-2550. We will transfer your sale proceeds electronically to your bank. The bank must be a member of the Automated Clearing House.

BY EXCHANGE:  Call 800-338-2550 to exchange any portion of your
              Fund shares for shares in any other Stein Roe no-load fund.

BY AUTOMATIC EXCHANGE:  Fill out the appropriate areas of the account application for this feature. Redeem a fixed amount on a regular basis (not less than $50 per month; not more than $100,000) from a Fund for investment in another Stein Roe no-load fund.

WHAT YOU NEED TO KNOW WHEN SELLING SHARES

Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.

A Fund redeems shares at the NAV next determined after an order has been accepted. We mail proceeds within seven days after the sale. The Funds normally pay wire redemption or electronic transfer proceeds on the next business day.

We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

If the amount you redeem is large enough to affect a Fund's operation, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

INVOLUNTARY REDEMPTION

If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

LOW BALANCE FEE

Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans;
(4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. A Fund can waive the fee, at its discretion, in the event of significant market corrections.

EXCHANGING SHARES   You may exchange Fund shares for shares of
other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange
Fund shares for shares of another fund.

We may change, suspend or eliminate the exchange service after notification to you.

Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of a Fund into another
Stein Roe no-load fund and then back to that Fund.

REPORTING TO SHAREHOLDERS   To reduce the volume of mail you
receive, only one copy of certain materials, such as prospectuses and shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

DIVIDENDS AND DISTRIBUTIONS   Income dividends are declared each
business day, paid monthly, and confirmed at least quarterly.
Each Fund distributes, at least once a year, virtually all of its net realized capital gains.

A dividend from net investment income represents the income a Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Portfolio holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Portfolio held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

When a Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.

[callout]
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:
* by check
* by electronic transfer into your bank account
* a purchase of shares of another Stein Roe fund
* a purchase of shares in a Stein Roe fund account of another person
[/callout]

If you elect to receive distributions by check and a distribution check is returned to a Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

TAX CONSEQUENCES

You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If a Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.

TRANSACTION                             TAX STATUS
----------------------------------------------------------------
Income dividend                         Ordinary income
Short-term capital gain distribution    Ordinary income
Long-term capital gain distribution     Capital gain
Sale of shares owned one year or less   Gain is ordinary income;
                                        loss is subject to special
                                        rules
Sale of shares owned more than one year Capital gain or loss

In addition to the dividends and capital gains distributions made by a Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in a Fund.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes each Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, a Portfolio also may invest in other securities and use other investment techniques. A Portfolio may elect not to buy any of these other securities or use any of these other investment techniques. A Fund may not always achieve its investment goal.

This section describes certain of those other securities and techniques, and certain risks associated with them. The Statement of Additional Information (SAI) contains additional information about a Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. The SAI also contains a Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change a Fund's investment objective and its non-fundamental investment policies without shareholder approval.

HEDGING STRATEGIES   Intermediate Bond Portfolio may enter into a
number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, which are commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security or an index. The Portfolio may use these strategies to adjust its sensitivity to changes in interest rates or for other hedging purposes (attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Portfolio.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES   Each
Portfolio may invest in mortgage-backed securities, which are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a service and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac.

Commercial mortgage-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment.

Real estate mortgage investment conduits (REMICs) are multiclass securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interests in real property such as single family homes.

Asset-backed securities are securities backed by various types of loans such as credit card, auto, and home-equity loans. The Portfolios generally invest in "mortgage-related" asset-backed securities, which are backed by residential first and second lien home equity, home improvement, and manufactured housing loans.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS   When-issued
securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

ZERO COUPON SECURITIES   Intermediate Bond Portfolio and High
Yield Portfolio may invest in zero coupon securities. These securities do not pay interest in cash on a current basis, but instead accrue over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.

PIK BONDS   High Yield Portfolio may invest in payable-in-kind
bonds (PIK bonds) which are bonds that pay interest in the form of additional securities. These bonds are subject to greater price volatility than bonds that pay cash interest on a current basis.

ILLIQUID INVESTMENTS   Each Portfolio may invest up to 15% of its
net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, a Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. A Fund may not achieve its investment objective if it takes a defensive position.

INTERFUND LENDING PROGRAM   The Funds and Portfolios may lend
money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated, One South
Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Funds and Portfolios. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended June 30, 1999, the Funds paid to Stein Roe the following aggregate fees (as a percent of average net assets):

                    Fund               Fee
           ----------------------     ------
           Intermediate Bond Fund     0.50%
           Income Fund                0.60%
           High Yield Fund            0.34%

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group
(LFG). LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is not part of LFG and is managed by a different
team.   Stein Roe and the other entities that make up LFG are
subsidiaries of Liberty Financial Companies, Inc.


PORTFOLIO MANAGERS

INTERMEDIATE BOND FUND
Michael T. Kennedy has been portfolio manager of Intermediate Bond Portfolio since its inception in 1998 and had been portfolio manager of Intermediate Bond Fund from 1988 to January 1998. He joined Stein Roe in 1987 and is a senior vice president. A chartered financial analyst and a chartered investment counselor, he received his B.S. degree from Marquette University and his M.M. degree from Northwestern University. Mr. Kennedy managed $832 million in mutual fund net assets as of June 30, 1999.

INCOME FUND AND HIGH YIELD FUND
Stephen F. Lockman has been manager of High Yield Portfolio since 1997 and of Income Portfolio since its inception in 1998. He was portfolio manager of Income Fund from 1997 to January 1988, associate manager of Income Fund from 1995 to 1997, and associate manager of High Yield Portfolio from November 1996 to February 1997. Mr. Lockman was a senior research analyst for Stein Roe's fixed income department from 1994 to 1997. He served as portfolio manager for the Illinois State Board of Investment from 1987 to 1994. A chartered financial analyst, Mr. Lockman earned a bachelor's degree from the University of Illinois and a master's degree from DePaul University. As of June 30, 1999, Mr. Lockman managed $88 million in mutual fund net assets.

MASTER/FEEDER FUND STRUCTURE   Unlike mutual funds that directly
acquire and manage their own portfolios of securities, the Funds are "feeder" funds in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Fund's corresponding Portfolio) that has an investment objective and policies substantially identical to those of the Fund. The investment performance of a Fund depends upon the investment performance of its Portfolio. If the investment policies of a Fund and its Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

YEAR 2000 READINESS   Like other investment companies, financial
and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by Stein Roe, other service providers and the issuers in which the Portfolios invest do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Funds to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Funds' service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. In addition, Year 2000 readiness is one of the factors considered by Stein Roe in its ongoing assessment of issuers in which the Portfolios invest, to the extent that information is readily available. However, no assurances can be given that the Funds will not be adversely affected by these matters.

FOR MORE INFORMATION

You can obtain more information about the Funds' investments in their semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Funds' performance over the past six months and year.

You may wish to read the Funds' SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Funds' semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Funds, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-338-2550
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.



Liberty Funds Distributor, Inc.



Investment Company Act file number of Stein Roe Income Trust:
811-4552

<PAGE 1>

                                  [STEIN ROE MUTUAL FUNDS LOGO]

STEIN ROE CASH RESERVES FUND

DEFINED CONTRIBUTION PLANS PROSPECTUS
NOV. 1, 1999


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS
COMMITTING A CRIME.



2   The Fund
       Investment Goal
       Principal Investment Strategy
       Principal Investment Risks
       Fund Performance
       Your Expenses

6   Financial Highlights

7   Your Account
       Purchasing Shares
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Dividends and Distributions

9   Other Investments and Risks

10  The Fund's Management
       Investment Adviser
       Master/Feeder Fund Structure
       Year 2000 Readiness

Please keep this prospectus as your reference manual.

THE FUND

INVESTMENT GOAL   Stein Roe Cash Reserves Fund seeks maximum
current income, consistent with capital preservation and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGY   Cash Reserves Fund invests all of
its assets in SR&F Cash Reserves Portfolio as part of a master fund/feeder fund structure. The Portfolio invests in high-quality money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality, dollar-denominated obligations. The Portfolio invests in the following types of money market securities:

* Securities issued or guaranteed by the U.S. government or by its agencies.
* Securities issued or guaranteed by the government of any foreign country that have a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.
* Certificates of deposit, bankers' acceptances, time deposits and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches.
* Commercial paper of domestic or foreign issuers, including variable-rate demand notes.
* Short-term debt securities having a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.
* Repurchase agreements.
* Other high-quality short-term obligations.

Under normal market conditions the Portfolio invests at least 25% of its total assets in securities of issuers in the financial services industry.

The portfolio manager generally makes decisions on buying and selling portfolio investments based upon her judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio manager may also be required to sell portfolio investments to fund redemptions.

PRINCIPAL INVESTMENT RISKS   The primary risks of investing in the
Fund are described below.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic, or political conditions, or due to the financial condition of the company which has issued the security. Market risk includes interest rate risk. Interest rate risk is the risk of change in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds having longer maturities.

Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Foreign securities are subject to special risks. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of an issuer or its assets.

Because of the policy of investing at least 25% of assets in securities of issuers in the financial services industry, the Fund may be affected more adversely than competing funds by changes affecting that industry.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

WHO SHOULD INVEST IN THE FUND?

You may want to invest in Cash Reserves Fund if you:
* want a relatively stable and liquid investment as well the potential for a competitive yield
* are saving for a short-term investment or creating an emergency fund
* want the ability to write checks on your account
* are looking to diversify your investment portfolio with cash or similar types of investments

Cash Reserves Fund is not appropriate for investors who:
* want high return potential
* don't want current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

YEAR-BY-YEAR TOTAL RETURNS

Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

                     YEAR-BY-YEAR TOTAL RETURNS
8%  8.86%
7%        7.78%
6%
5%              5.71%                   5.44%       5.01%  5.01%
4%                                            4.86%
3%                    3.42%       3.71%
2%                          2.58%
0%
    1989  1990  1991  1992  1993  1994  1995  1996  1997  1998
[  ] Cash Reserves Fund

The Fund's year-to-date total return through Sept. 30, 1999, was ___%.

Best quarter: 2nd quarter 1989, +2.28%
Worst quarter: 2nd quarter 1993, +0.63%

AVERAGE ANNUAL TOTAL RETURNS

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with inflation as measured by for the U.S. Consumer Price Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                                  AVERAGE ANNUAL TOTAL RETURNS
                                 Periods ending Dec. 31, 1998
                                  1 yr        5 yr        10 yr
                                 -------------------------------
    Cash Reserves Fund            5.01%       4.80%       5.22%
    U.S. Consumer Price Index*    1.61%       2.37%       3.12%

    *The U.S. Consumer Price Index is the federal government's measure of retail inflation. It differs from the Fund's composition and is not available for investment.

The seven-day current yield for the Fund for the period ended Dec. 31, 1998 was ___%. For current information on the yield, please call 800-338-2550.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees(b)                        0.49%
Distribution (12b-1) fees                 None
Other expenses                            0.21%
Total annual fund operating expenses      0.70%

(a) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

EXPENSE EXAMPLE

This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5% total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                          EXPENSE EXAMPLE
                          1 yr     3 yrs     5 yrs     10 yrs
                          -----------------------------------
    Cash Reserves Fund    $72       $224      $390      $871

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the last five fiscal years. The Fund's fiscal year runs from July 1 to June 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. Ernst & Young LLP, independent auditors, audits this information and issues a report that appears in the Fund's annual report along with the financial statements. To request the Fund's annual report, please call 800-338-2550.

CASH RESERVES FUND
PER SHARE DATA

                                            For years ending June 30,
                                    1999     1998     1997      1996       1995
                                ------------------------------------------------
Net asset value, beginning of
  period                        $  1.000  $  1.000  $  1.000  $  1.000  $ 1.000
Net investment income             0.0450     0.050     0.048     0.050    0.048
Dividends (from net investment
  income)                        (0.0450)   (0.050)   (0.048)   (0.050)  (0.048)
Net asset value, end of period  $  1.000  $  1.000  $  1.000  $  1.000  $ 1.000
Total return                       4.64%     5.09%     4.92%     5.07%    4.96%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                      $503,686  $493,954  $452,358  $476,840 $498,163
Ratio of net expenses to
  average net assets               0.70%     0.75%     0.77%     0.78%    0.76%
Ratio of net investment income
  to average net assets            4.58%     4.98%     4.80%     4.98%    4.83%

YOUR ACCOUNT

PURCHASING SHARES   All shares must be purchased through your
employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after receipt of the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Fund for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

DETERMINING SHARE PRICE (NAV)   The Fund's share price is its NAV
next determined. The Fund attempts to maintain its NAV at $1 per share. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV twice each business day: at 11 a.m. Central time and at the close of regular trading on the NYSE-normally 3 p.m. Central time.

To calculate the NAV, we value portfolio securities based on their amortized cost, which does not take into account unrealized gains or losses. The extent of any deviation between the NAV based upon market quotations or equivalents and $1 per share based on amortized cost will be examined by the Board. If such deviation were to exceed 1/2 of 1%, the Board would consider what action, if any, should be taken, including selling portfolio securities, increasing, reducing, or suspending distributions or redeeming shares in kind. Assets and securities for which this valuation method does not produce a fair value are valued at a fair value determined in good faith by the Board.

The Portfolio's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and you may not purchase or redeem shares.

SELLING SHARES   Subject to restrictions imposed by your
employer's plan, Fund shares may be redeemed any day the New York Stock Exchange (NYSE) is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

EXCHANGING SHARES   Subject to your plan's restrictions, you may
redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

DIVIDENDS AND DISTRIBUTIONS   Income dividends are declared daily,
paid monthly, and confirmed at least quarterly. The Fund distributes, at least once a year, virtually all of its net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses. If the NAV per share were to decline below $1, the Board might temporarily reduce or suspend dividends in an effort to maintain NAV at $1 per share.

A capital gain is the increase in value of a security that the Portfolio holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Portfolio held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

TAX CONSEQUENCES

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.



OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Fund also may invest in other securities and use other investment techniques. The Fund may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes certain of those other securities and techniques, and certain risks associated with them. The Statement of Additional Information (SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective and its non-fundamental investment policies without shareholder approval.

The Fund and Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.



THE FUND'S MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated, One South
Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended June 30, 1999, the Fund paid to Stein Roe aggregate fees of 0.49% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group
(LFG). LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is not part of LFG and is managed by a different
team.   Stein Roe and the other entities that make up LFG are
subsidiaries of Liberty Financial Companies, Inc.

MASTER/FEEDER FUND STRUCTURE   Unlike mutual funds that directly
acquire and manage their own portfolios of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Portfolio) that has an investment objective and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

YEAR 2000 READINESS Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe, other service providers and the issuers in which the Portfolio invests do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Fund to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. In addition, Year 2000 readiness is one of the factors considered by Stein Roe in its ongoing assessment of issuers in which the Portfolio invests, to the extent that information is readily available. However, no assurances can be given that the Fund will not be adversely affected by these matters.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents. The Statement of Additional Information contains information relating to other series of Stein Roe Income Trust that may not be available as investment vehicles for your defined contribution plan.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-338-2550
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.

Investment Company Act file number of Stein Roe Income Trust:
811-4552



LIBERTY FUNDS DISTRIBUTOR, INC.


<PAGE 1>

                                  [STEIN ROE MUTUAL FUNDS LOGO]

STEIN ROE INTERMEDIATE BOND FUND

DEFINED CONTRIBUTION PLANS PROSPECTUS
NOV. 1, 1999


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS
COMMITTING A CRIME.


2   The Fund
       Investment Goal
       Principal Investment Strategy
       Principal Investment Risks
       Fund Performance
       Your Expenses

6   Financial Highlights

7   Your Account
       Purchasing Shares
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Dividends and Distributions

9   Other Investments and Risks

11  The Fund's Management
       Investment Adviser
       Portfolio Manager
       Master/Feeder Fund Structure
       Year 2000 Readiness

Please keep this prospectus as your reference manual.

THE FUND

INVESTMENT GOAL   Stein Roe Intermediate Bond Fund a high level of
total return by pursuing current income and opportunities for long-term appreciation .

PRINCIPAL INVESTMENT STRATEGY   Intermediate Bond Fund invests all
of its assets in SR&F Intermediate Bond Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in:

* debt securities issued by the U.S. government-these include U.S. Treasury securities and agency securities; agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages,
* debt securities of U.S. corporations, and
* mortgage-backed securities and asset-backed securities issued by private (non-governmental) entities.

At least 60% of these securities are higher-quality debt securities rated at the time of purchase:

* at least A by Standard & Poor's, a division of The McGraw-Hill
  Companies, Inc.,
* at least A2 by Moody's Investors Service, Inc., or
* with a comparable rating by another nationally recognized rating agency.

The Portfolio may invest up to 40% of its assets in securities rated at the time of purchase:

* BBB and below by Standard & Poor's,
* Baa and below by Moody's Investors Service, Inc., or
* with a comparable rating by another nationally recognized rating agency.

The Portfolio may invest up to 20% of its assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are rated at the time of purchase:

* below BBB by Standard & Poor's,
* below Baa by Moody's Investors Service, Inc., or
* with a comparable rating by another nationally recognized rating agency.

Normally, the Portfolio expects to maintain a weighted average-life range of three to 10 years.

The portfolio manager has wide flexibility to vary the allocation among different types of debt securities based on the portfolio manager's judgment of which types of securities will outperform the others. In determining whether to purchase or sell a security, the portfolio manager first evaluates the relative value of the sectors he invests in. After selecting a particular sector, the portfolio manager looks at both the relative value of a security in comparison to its sector peers and the relative value in comparison to other securities in the same rating category. The portfolio manager may be required to sell portfolio investments to fund redemptions.

PRINCIPAL INVESTMENT RISKS   The primary risks of investing in the
Fund are described below. There are many circumstances (including others not described here) that could cause you to lose money by investing in the Fund or that could cause the Fund's total return or yield to decrease.

The price of the Fund's shares-its net asset value per share
(NAV)-can fluctuate daily in response to changes in the market value of the bonds it owns.

Market risk is the risk that the price of a security held by the Portfolio will fall due to changing market, economic, or political conditions. Market risk includes interest rate risk. Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds having longer maturities.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Lower-rated debt securities are sometimes referred to as "junk bonds." Lower-rated debt securities involve greater risk of loss due to issuer risk and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt
securities.    Medium-quality debt securities, although considered
investment grade, may have some speculative characteristics.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

WHO SHOULD INVEST IN THE FUND?

You may want to invest in Intermediate Bond Fund if you:
* are looking for a higher level of return potential than generally offered by short-term money market securities in exchange for an increased level of risk
* want a mix of government bonds, corporate bonds, and asset-backed securities that the portfolio manager believes offers a balance of current income and total return
* are a long-term investor looking to diversify your investment portfolio by investing in fixed-income securities

Intermediate Bond Fund is not appropriate for investors who:
* want to avoid volatility or possible losses
* are not interested in generating taxable current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

YEAR-BY-YEAR TOTAL RETURNS

Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.


                    YEAR-BY-YEAR TOTAL RETURNS
15%             15.10%                   16.84%
13%
11% 12.60%
9%                           9.17%                   9.29%
7%        7.09%        7.69%
5%                                                         6.42%
3%                                             4.52%
0%
-3%                               -2.55%
     1989  1990  1991  1992  1993  1994  1995  1996  1997  1998
[  ] Intermediate Bond Fund

The Fund's year-to-date total return through Sept. 30, 1999, was ___%.

Best quarter: 2nd quarter 1989, +7.32%
Worst quarter: 1st quarter 1994, -2.19%

AVERAGE ANNUAL TOTAL RETURNS

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the Lehman Brothers Intermediate Government/Corporate Bond Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                     AVERAGE ANNUAL TOTAL RETURNS
                            Periods ending Dec. 31, 1998
                             1 yr       5 yr       10 yr
                             ---------------------------
    Intermediate Bond Fund   6.42%      6.72%      8.49%
    Lehman Brothers Inter-
      mediate Government/
      Corporate Bond Index*  8.44%      6.60%      8.52%

    *The Lehman Brothers Intermediate Government/Corporate Bond
     Index is an unmanaged group of securities that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees(b)                    0.50%
Distribution (12b-1) fees             None
Other expenses                        0.22%
Total annual fund operating expenses  0.72%

(a) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

EXPENSE EXAMPLE

This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5% total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                         EXPENSE EXAMPLE
                            1 yr     3 yrs     5 yrs    10 yrs
                            -----------------------------------
    Intermediate Bond Fund  $73      $229      $399     $891

FINANCIAL HIGHLIGHTS

The financial highlights tables explain the Fund's financial performance. Consistent with other mutual funds, we show information for the last five fiscal years or for the period of the Fund's operations (if shorter). The Fund's fiscal year runs from July 1 to June 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. Ernst & Young LLP, independent auditors, audits this information and issues a report that appears in the Fund's annual report along with the financial statements. To request the Fund's annual report, please call 800-338-2550.

INTERMEDIATE BOND FUND
PER SHARE DATA

                                         For years ending June 30,
                                     1999      1998     1997      1996      1995
Net asset value, beginning of
  period                          $   8.97  $   8.74  $   8.58  $   8.67  $   8.44
Income from investment operations
Net investment income                  .56       .58       .60       .59       .58
Net gains (losses) on securities
  (both realized and unrealized)      (.33)      .23       .17      (.10)      .23
Total income from investment
  operations                           .23       .81       .77       .49       .81
Less distributions
Dividends (from net investment
  income)                             (.57)     (.58)     (.61)     (.58)     (.58)
Net asset value, end of period    $   8.63  $   8.97  $   8.74  $   8.58  $   8.67
Total return (a)                     2.60%     9.51%     9.31%     5.76%    10.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                        $431,123  $437,456  $328,784  $298,112  $301,733
Ratio of net expenses to average
  net assets(b)                      0.72%     0.72%     0.73%     0.70%     0.70%
Ratio of net investment income
  to average net assets(a)           6.31%     6.51%     6.97%     6.79%     6.94%
Portfolio turnover rate               N/A     138%(c)     210%      202%      162%

(a) Computed with the effect of Stein Roe's expense reimbursement.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by Stein Roe, this ratio would have been 0.75%, 0.75% and 0.71% for the years ended June 30, 1997, 1996 and 1995, respectively.
(c) Prior to commencement of operations of the Portfolio.

YOUR ACCOUNT

PURCHASING SHARES All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after receipt of the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

DETERMINING SHARE PRICE (NAV) The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 3 p.m. Central time. If you place an order after that time, you receive the share price determined on the next business day.

Securities for which market quotations are readily available at the time of valuation are valued on that basis. We value long-term straight-debt securities for which market quotations are not readily available at fair value. Pricing services provide the Fund with the value of the securities. Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost, which does not take into account unrealized gains or losses. The Board believes that the amortized cost represents a fair value for such securities. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix prepared by Stein Roe based on quotations for comparable securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Portfolio's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES   Subject to restrictions imposed by your
employer's plan, Fund shares may be redeemed any day the New York Stock Exchange (NYSE) is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

EXCHANGING SHARES   Subject to your plan's restrictions, you may
redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

DIVIDENDS AND DISTRIBUTIONS   Income dividends are declared each
business day, paid monthly, and confirmed at least quarterly. The Fund distributes, at least once a year, virtually all of its net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Portfolio holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Portfolio held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

TAX CONSEQUENCES

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Portfolio also may invest in other securities and use other investment techniques. The Portfolio may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes certain of those other securities and techniques, and certain risks associated with them. The Statement of Additional Information (SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective and its non-fundamental investment policies without shareholder approval.

HEDGING STRATEGIES   The Portfolio may enter into a number of
hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, which are commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security or an index. The Portfolio may use these strategies to adjust its sensitivity to changes in interest rates or for other hedging purposes (attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Portfolio.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES   The
Portfolio may invest in mortgage-backed securities, which are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a service and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac.

Commercial mortgage-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment.

Real estate mortgage investment conduits (REMICs) are multiclass securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interests in real property such as single family homes.

Asset-backed securities are securities backed by various types of loans such as credit card, auto, and home-equity loans. The Portfolio generally invests in "mortgage-related" asset-backed securities, which are backed by residential first and second lien home equity, home improvement, and manufactured housing loans.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS   When-issued
securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

ZERO COUPON SECURITIES   The Portfolio may invest in zero coupon
securities. These securities do not pay interest in cash on a current basis, but instead accrue over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.

ILLIQUID INVESTMENTS   The Portfolio may invest up to 10% of its
net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid and will not be counted toward this 10% limit.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

INTERFUND LENDING PROGRAM   The Fund and Portfolio may lend money
to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUND'S MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated, One South
Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended June 30, 1999, the Fund paid to Stein Roe the aggregate fees of 0.50% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group
(LFG). LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is not part of LFG and is managed by a different
team.   Stein Roe and the other entities that make up LFG are
subsidiaries of Liberty Financial Companies, Inc.

PORTFOLIO MANAGER   Michael T. Kennedy has been portfolio manager
of the Portfolio since its inception in 1998 and had been portfolio manager of the Fund from 1988 to January 1998. He joined Stein Roe in 1987 and is a senior vice president. A chartered financial analyst and a chartered investment counselor, he received his B.S. degree from Marquette University and his M.M. degree from Northwestern University. Mr. Kennedy managed $832 million in mutual fund net assets as of June 30, 1999.

MASTER/FEEDER FUND STRUCTURE   Unlike mutual funds that directly
acquire and manage their own portfolios of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Fund's corresponding Portfolio) that has an investment objective and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of its Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

YEAR 2000 READINESS   Like other investment companies, financial
and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe, other service providers and the issuers in which the Portfolio invests do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Fund to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. In addition, Year 2000 readiness is one of the factors considered by Stein Roe in its ongoing assessment of issuers in which the Portfolio invests, to the extent that information is readily available. However, no assurances can be given that the Fund will not be adversely affected by these matters.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents. The Statement of Additional Information contains information relating to other series of Stein Roe Income Trust that may not be available as investment vehicles for your defined contribution plan.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-338-2550
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.


Investment Company Act file number of Stein Roe Income Trust:
811-4552



LIBERTY FUNDS DISTRIBUTOR, INC.

<PAGE 1>

                                  [STEIN ROE MUTUAL FUNDS LOGO]

STEIN ROE INCOME FUND

DEFINED CONTRIBUTION PLANS PROSPECTUS
NOV. 1, 1999


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS
COMMITTING A CRIME.


2   The Fund
       Investment Goal
       Principal Investment Strategy
       Principal Investment Risks
       Fund Performance
       Your Expenses

6   Financial Highlights

7   Your Account
       Purchasing Shares
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Dividends and Distributions

9   Other Investments and Risks

10  The Fund's Management
       Investment Adviser
       Portfolio Manager
       Master/Feeder Fund Structure
       Year 2000 Readiness

Please keep this prospectus as your reference manual.

THE FUND

INVESTMENT GOAL   Stein Roe Income Fund seeks total return
investing for a high level of current income and, to a lesser extent, capital growth.

PRINCIPAL INVESTMENT STRATEGY   Income Fund invests all of its
assets in SR&F Income Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in:

* debt securities issued by the U.S. government. These include U.S. Treasury securities and agency securities. Agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages,
* debt securities of U.S. corporations,
* mortgage-backed securities and asset-backed securities issued by private (non-governmental) entities, and
* dollar-denominated debt securities issued by foreign governments and corporations.

At least 60% of these securities are medium- or higher-quality securities rated at the time of purchase:

* at least BBB by Standard & Poor's,
* at least Baa by Moody's Investors Service, Inc., or
* with a comparable rating by another nationally recognized rating agency.

The Portfolio may invest up to 40% of its assets in lower-rated or unrated debt securities. These securities are sometimes referred to as "junk bonds" and are rated at the time of purchase:

* below BBB by Standard & Poor's,
* below Baa by Moody's Investors Service, Inc., or
* with a comparable rating by another nationally recognized rating agency.

The portfolio manager has wide flexibility to vary the allocation among different types of debt securities based on the portfolio manager's judgment of which types of securities will outperform the others. In determining whether to purchase a security for the Portfolio or sell a security held by the Portfolio, the portfolio manager first evaluates the relative value of the sectors he invests in. After selecting a particular sector, the portfolio manager looks at both the relative value of a security in comparison to its sector peers and the relative value in comparison to other securities in the same rating category. The portfolio manager may be required to sell portfolio investments to fund redemptions.

PRINCIPAL INVESTMENT RISKS   The primary risks of investing in the
Fund are described below. There are many circumstances (including others not described here) that could cause you to lose money by investing in the Fund or that could cause the Fund's total return or yield to decrease.

The price of the Fund's shares-its net asset value per share
(NAV)-can fluctuate daily in response to changes in the market value of the bonds it owns.

Market risk is the risk that the price of a security held by the Portfolio will fall due to changing market, economic, or political conditions. Market risk includes interest rate risk. Interest rate risk is the risk of changes in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds having longer maturities.

Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact the issuer's ability to make timely payments of interest or principal. This could result in decreases in the price of the security.

Lower-rated securities are sometimes referred to as "junk bonds." Lower-rated debt securities involve greater risk of loss due to issuer risk and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Foreign securities are subject to special risks. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of an issuer or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

WHO SHOULD INVEST IN THE FUND?

You may want to invest in Income Fund if you:
* want the higher return and income potential offered by high-yield bonds, but want to balance their greater risk with a substantial portion of the Fund invested in investment-grade bonds
* want a balance between return potential and capital preservation
* are a long-term investor looking to diversify your portfolio by investing in fixed-income securities

Income Fund is not appropriate for investors who:
* are saving for a short-term investment
* want to avoid volatility or possible losses
* are not interested in generating taxable current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 years through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

YEAR-BY-YEAR TOTAL RETURNS

Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.


                    YEAR-BY-YEAR TOTAL RETURNS
20%
15%              17.18%                 19.74%
10%                         13.38%
5%   7.14% 6.08%       9.11%                        9.58%
0%                                             4.82%       4.00%
-5%                               -3.83%
     1989  1990  1991  1992  1993  1994  1995  1996  1997  1998
[  ] Income Fund

The Fund's year-to-date total return through Sept. 30, 1999, was ___%.

Best quarter: 2nd quarter 1995, +6.52%
Worst quarter: 1st quarter 1994, -3.18%

AVERAGE ANNUAL TOTAL RETURNS

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the Lehman Brothers Intermediate Corporate Bond Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                     AVERAGE ANNUAL TOTAL RETURNS
                                   Periods ending Dec. 31, 1998
                                   1 yr      5 yr      10 yr
                                   -----------------------------
    Income Fund                    4.00%     6.59%     8.53%
    Lehman Brothers Intermediate
     Corporate Bond Index*         8.29%     7.16%     9.19%

    *The Lehman Brothers Intermediate Corporate Bond Index is an unmanaged group of securities that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees(b)                      0.60%
Distribution (12b-1) fees               None
Other expenses                          0.24%
Total annual fund operating expenses    0.84%

(a) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

EXPENSE EXAMPLE

This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5% total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                         EXPENSE EXAMPLE
                  1 yr      3 yrs      5 yrs      10 yrs
                  ---------------------------------------
    Income Fund    $85      $267       $463       $1,032

FINANCIAL HIGHLIGHTS

The financial highlights tables explain the Fund's financial performance. Consistent with other mutual funds, we show information for the last five fiscal years or for the period of the Fund's operations (if shorter). The Fund's fiscal year runs from July 1 to June 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. Ernst & Young LLP, independent auditors, audits this information and issues a report that appears in the Fund's annual report along with the financial statements. To request the Fund's annual report, please call 800-338-2550.

INCOME FUND
PER SHARE DATA

                                              For years ending June 30,
                                      1999      1998      1997      1996      1995
                                    --------------------------------------------------
Net asset value, beginning of
  period                            $  10.03  $   9.88  $   9.63  $   9.79  $   9.36
Income from investment operations
Net investment income                    .67       .69       .70       .71       .71
Net gains (losses) on securities
  (both realized and unrealized)        (.62)      .15       .24      (.16)      .43
Total income from investment
  operations                             .05       .84       .95       .55      1.14
Less distributions
Dividends (from net investment
  income)                               (.67)     (.69)     (.70)     (.71)     (.71)
Distributions (from capital gains)
Total distributions                     (.67)     (.69)     (.70)     (.71)     (.71)
Net asset value, end of period      $   9.41  $  10.03  $   9.88  $   9.63  $   9.79
Total return (a)                        .52%     8.72%    10.34%     5.70%    12.79%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                          $294,640  $448,403  $375,272  $309,564  $174,327
Ratio of net expenses to average
  net assets(b)                        0.84%     0.83%     0.84%     0.82%     0.82%
Ratio of net investment income
  to average net assets(a)             6.91%     6.89%     7.26%     7.26%     7.55%
Portfolio turnover rate                 N/A     59%(c)      138%      135%       64%

YOUR ACCOUNT

PURCHASING SHARES All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after receipt of the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

DETERMINING SHARE PRICE (NAV) The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 3 p.m. Central time. If you place an order after that time, you receive the share price determined on the next business day.

Securities for which market quotations are readily available at the time of valuation are valued on that basis. We value long-term straight-debt securities for which market quotations are not readily available at fair value. Pricing services provide the Fund with the value of the securities. Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost, which does not take into account unrealized gains or losses. The Board believes that the amortized cost represents a fair value for such securities. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix prepared by Stein Roe based on quotations for comparable securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Portfolio's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES   Subject to restrictions imposed by your
employer's plan, Fund shares may be redeemed any day the New York Stock Exchange (NYSE) is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

EXCHANGING SHARES   Subject to your plan's restrictions, you may
redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

DIVIDENDS AND DISTRIBUTIONS   Income dividends are declared each
business day, paid monthly, and confirmed at least quarterly. The Fund distributes, at least once a year, virtually all of its net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Portfolio holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Portfolio held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

TAX CONSEQUENCES

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Portfolio also may invest in other securities and use other investment techniques. The Portfolio may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes certain of those other securities and techniques, and certain risks associated with them. The Statement of Additional Information (SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective and its non-fundamental investment policies without shareholder approval.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES   The
Portfolio may invest in mortgage-backed securities, which are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a service and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac.

Commercial mortgage-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment.

Real estate mortgage investment conduits (REMICs) are multiclass securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interests in real property such as single family homes.

Asset-backed securities are securities backed by various types of loans such as credit card, auto, and home-equity loans. The Portfolio generally invests in "mortgage-related" asset-backed securities, which are backed by residential first and second lien home equity, home improvement, and manufactured housing loans.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS   When-issued
securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

ILLIQUID INVESTMENTS   The Portfolio may invest up to 10% of its
net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid and will not be counted toward this 10% limit.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

INTERFUND LENDING PROGRAM   The Fund and Portfolio may lend money
to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUND'S MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated, One South
Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended June 30, 1999, the Fund paid to Stein Roe the aggregate fees of 0.60% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group
(LFG). LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is not part of LFG and is managed by a different
team.   Stein Roe and the other entities that make up LFG are
subsidiaries of Liberty Financial Companies, Inc.

PORTFOLIO MANAGER   Stephen F. Lockman has been manager of the
Portfolio since its inception in 1998 and of SR&F High Yield Portfolio since 1997. He was portfolio manager of Income Fund from 1997 to January 1988, associate manager of Income Fund from 1995 to 1997, and associate manager of High Yield Portfolio from November 1996 to February 1997. Mr. Lockman was a senior research analyst for Stein Roe's fixed income department from 1994 to 1997. He served as portfolio manager for the Illinois State Board of Investment from 1987 to 1994. A chartered financial analyst, Mr. Lockman earned a bachelor's degree from the University of Illinois and a master's degree from DePaul University. As of June 30, 1999, Mr. Lockman managed $88 million in mutual fund net assets.

MASTER/FEEDER FUND STRUCTURE   Unlike mutual funds that directly
acquire and manage their own portfolios of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Fund's corresponding Portfolio) that has an investment objective and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of its Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

YEAR 2000 READINESS   Like other investment companies, financial
and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe, other service providers and the issuers in which the Portfolio invests do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Fund to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. In addition, Year 2000 readiness is one of the factors considered by Stein Roe in its ongoing assessment of issuers in which the Portfolio invests, to the extent that information is readily available. However, no assurances can be given that the Fund will not be adversely affected by these matters.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents. The Statement of Additional Information contains information relating to other series of Stein Roe Income Trust that may not be available as investment vehicles for your defined contribution plan.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-338-2550
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.


Investment Company Act file number of Stein Roe Income Trust:
811-4552

LIBERTY FUNDS DISTRIBUTOR, INC.

<PAGE 1>

                                  [STEIN ROE MUTUAL FUNDS LOGO]

STEIN ROE HIGH YIELD FUND

DEFINED CONTRIBUTION PLANS PROSPECTUS
NOV. 1, 1999


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS
COMMITTING A CRIME.


2   The Fund
       Investment Goal
       Principal Investment Strategy
       Principal Investment Risks
       Fund Performance
       Your Expenses

6   Financial Highlights

7   Your Account
       Purchasing Shares
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Dividends and Distributions

9   Other Investments and Risks

10  The Fund's Management
       Investment Adviser
       Portfolio Manager
       Master/Feeder Fund Structure
       Year 2000 Readiness

Please keep this prospectus as your reference manual.

THE FUND

INVESTMENT GOAL   Stein Roe High Yield Fund seeks total return by
investing for a high level of current income and capital growth.

PRINCIPAL INVESTMENT STRATEGY   High Yield Fund invests all of its
assets in SR&F High Yield Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in high-yield, high-risk debt securities. These securities are rated at the time of purchase:

* below BBB by Standard & Poor's,
* below Baa by Moody's Investors Service, Inc.,
* with a comparable rating by another nationally recognized rating agency, or
* unrated securities that Stein Roe believes to be of comparable quality.

In determining whether to purchase a security for the Portfolio or sell a security held by the Portfolio, the portfolio manager looks at both the relative value of a security in comparison to its industry peers and the relative value in comparison to other securities in the same rating category. The portfolio manager may sell a security if there is a negative trend in the security's value and may purchase a security if there is a positive trend. The portfolio manager may be required to sell portfolio investments to fund redemptions.

PRINCIPAL INVESTMENT RISKS   The primary risks of investing in the
Fund are described below. There are many circumstances (including others not described here) that could cause you to lose money by investing in the Fund or that could cause the Fund's total return or yield to decrease.

The price of the Fund's shares-its net asset value per share
(NAV)-can fluctuate daily in response to changes in the market value of the bonds it owns.

Market risk is the risk that the price of a security held by the Portfolio will fall due to changing market, economic, or political conditions, or due to the financial condition of the issuer of the security. Market risk includes interest rate risk. Interest rate risk is the risk of change in the price of a bond when interest rates change. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact the issuer's ability to make timely payments of interest or principal. This could result in decreases in the price of the security.

High-yield, high-risk debt securities are sometimes referred to as
"junk bonds."   High-yield, high-risk debt securities involve
greater risk of loss due to issuer risk and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities.

An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

WHO SHOULD INVEST IN THE FUND?

You may want to invest in High Yield Fund if you:
* want the high return potential associated with investing in lower-rated bonds and can tolerate the high level of risk associated with such securities
* are a long-term investor looking to diversify your investment portfolio with high-yield, high-risk fixed-income securities

High Yield Fund is not appropriate for investors who:
* are saving for a short-term investment
* want a relatively low-risk fixed-income investment
* want to avoid volatility or possible losses
* are not interested in generating taxable current income

FUND PERFORMANCE   The following charts show the Fund's
performance from Jan. 1, 1997, through Dec. 31, 1998. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

YEAR-BY-YEAR TOTAL RETURNS

Year-by-year calendar returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

         YEAR-BY-YEAR TOTAL RETURNS
15%     15.85%
10%
5%
0%                4.32%
         1997     1998
[  ] High Yield Fund

The Fund's year-to-date total return through Sept. 30, 1999, was ___%.

Best quarter: 2nd quarter 1997, +6.38%
Worst quarter: 3rd quarter 1998, -6.38%

AVERAGE ANNUAL TOTAL RETURNS
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the Merrill Lynch High Yield Master II Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                   AVERAGE ANNUAL TOTAL RETURNS
                             Periods ending Dec. 31, 1998
                             1 yr        Since Inception
                                         (Nov. 1, 1996)
                             -----------------------------
    High Yield Fund          4.32%           10.50%
    Merrill Lynch High
      Yield Master II Index* 3.66%           8.87%

    *The Merrill Lynch High Yield Master II Index is an unmanaged group of securities that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees(b)                        0.34%
Distribution (12b-1) fees                 None
Other expenses                            0.88%
Total annual fund operating expenses (c)  1.22%
Expense reimbursement                    (0.22%)
Net expenses                              1.00%

(a) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.
(c) Stein Roe will reimburse the Fund if its annual ordinary operating expenses exceed 1% of average daily net assets.
    This commitment expires on Oct. 31, 2000. After reimbursement, management fees will be 0.12%. A reimbursement lowers the expense ratio and increases overall return to investors.

EXPENSE EXAMPLE

This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5% total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                         EXPENSE EXAMPLE
                    1 yr      3 yrs      5 yrs      10 yrs
  High Yield Fund  $102       $318       $552       $1,225

FINANCIAL HIGHLIGHTS

The financial highlights tables explain the Fund's financial performance. Consistent with other mutual funds, we show information for the last five fiscal years or for the period of the Fund's operations (if shorter). The Fund's fiscal year runs from July 1 to June 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. Ernst & Young LLP, independent auditors, audits this information and issues a report that appears in the Fund's annual report along with the financial statements. To request the Fund's annual report, please call 800-338-2550.

HIGH YIELD FUND
PER SHARE DATA

                                                        For years ending   Period ending
                                                            June 30,         June 30,
                                                         1999       1998       1997(d)
                                                       -----------------------------------
Net asset value, beginning of period                   $  11.00   $  10.54   $  10.00
Income from investment operations
Net investment income                                       .85        .85        .52
Net gains on securities (both realized and unrealized)     (.53)       .61        .54
Total income from investment operations                     .32       1.46       1.06
Less distributions
Dividends (from net investment income)                     (.85)      (.85)      (.52)
Distributions (from capital gains)                         (.32)      (.15)         -
Total distributions                                       (1.17)     (1.00)      (.52)
Net asset value, end of period                         $  10.15   $  11.00   $  10.54
Total return (a)                                          3.50%     14.38%     10.88%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                 $32,766   $ 41,471   $ 13,482
Ratio of net expenses to average net assets (b)           1.00%      1.00%   1.00%(e)
Ratio of net investment income to average net assets (a)  8.23%      7.79%   8.05%(e)

(a) Computed with the effect of Stein Roe's expense reimbursement.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by Stein Roe, this ratio would have been 1.22% for the year ended June 30, 1999, 1.32% for the year ended June 30, 1998, and 2.29% for the period ended June 30, 1997.
(c) From commencement of operations on Nov. 1, 1996.
(d) These percentages are for periods of less than one year. They have been converted to an annual basis making it easier to compare to complete years.

YOUR ACCOUNT

PURCHASING SHARES All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after receipt of the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

DETERMINING SHARE PRICE (NAV) The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 3 p.m. Central time. If you place an order after that time, you receive the share price determined on the next business day.

Securities for which market quotations are readily available at the time of valuation are valued on that basis. We value long-term straight-debt securities for which market quotations are not readily available at fair value. Pricing services provide the Fund with the value of the securities. Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost, which does not take into account unrealized gains or losses. The Board believes that the amortized cost represents a fair value for such securities. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix prepared by Stein Roe based on quotations for comparable securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Portfolio's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES   Subject to restrictions imposed by your
employer's plan, Fund shares may be redeemed any day the New York Stock Exchange (NYSE) is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

EXCHANGING SHARES   Subject to your plan's restrictions, you may
redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

DIVIDENDS AND DISTRIBUTIONS   Income dividends are declared each
business day, paid monthly, and confirmed at least quarterly. The Fund distributes, at least once a year, virtually all of its net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Portfolio holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Portfolio held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

TAX CONSEQUENCES

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Portfolio also may invest in other securities and use other investment techniques. The Portfolio may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes certain of those other securities and techniques, and certain risks associated with them. The Statement of Additional Information (SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective and its non-fundamental investment policies without shareholder approval.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES   The
Portfolio may invest in mortgage-backed securities, which are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a service and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac.

Commercial mortgage-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment.

Real estate mortgage investment conduits (REMICs) are multiclass securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interests in real property such as single family homes.

Asset-backed securities are securities backed by various types of loans such as credit card, auto, and home-equity loans. The Portfolio generally invests in "mortgage-related" asset-backed securities, which are backed by residential first and second lien home equity, home improvement, and manufactured housing loans.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS   When-issued
securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

ZERO COUPON SECURITIES   The Portfolio may invest in zero coupon
securities. These securities do not pay interest in cash on a current basis, but instead accrue over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.

PIK BONDS   The Portfolio may invest in payable-in-kind bonds (PIK
bonds) which are bonds that pay interest in the form of additional securities. These bonds are subject to greater price volatility than bonds that pay cash interest on a current basis.

ILLIQUID INVESTMENTS   The Portfolio may invest up to 10% of its
net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid and will not be counted toward this 10% limit.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

INTERFUND LENDING PROGRAM   The Fund and Portfolio may lend money
to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUND'S MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated, One South
Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended June 30, 1999, the Fund paid to Stein Roe the aggregate fees of 0.34% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group
(LFG). LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is not part of LFG and is managed by a different
team.   Stein Roe and the other entities that make up LFG are
subsidiaries of Liberty Financial Companies, Inc.

PORTFOLIO MANAGER   Stephen F. Lockman has been manager of the
Portfolio since 1997 and of SR&F Income Portfolio since its inception in 1998. He was portfolio manager of Stein Roe Income Fund from 1997 to January 1988, associate manager of Stein Roe Income Fund from 1995 to 1997, and associate manager of High Yield Portfolio from November 1996 to February 1997. Mr. Lockman was a senior research analyst for Stein Roe's fixed income department from 1994 to 1997. He served as portfolio manager for the Illinois State Board of Investment from 1987 to 1994. A chartered financial analyst, Mr. Lockman earned a bachelor's degree from the University of Illinois and a master's degree from DePaul University. As of June 30, 1999, Mr. Lockman managed $88 million in mutual fund net assets.

MASTER/FEEDER FUND STRUCTURE   Unlike mutual funds that directly
acquire and manage their own portfolios of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Fund's corresponding Portfolio) that has an investment objective and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of its Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

YEAR 2000 READINESS   Like other investment companies, financial
and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe, other service providers and the issuers in which the Portfolio invests do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Fund to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. In addition, Year 2000 readiness is one of the factors considered by Stein Roe in its ongoing assessment of issuers in which the Portfolio invests, to the extent that information is readily available. However, no assurances can be given that the Fund will not be adversely affected by these matters.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents. The Statement of Additional Information contains information relating to other series of Stein Roe Income Trust that may not be available as investment vehicles for your defined contribution plan.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-338-2550
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.


Investment Company Act file number of Stein Roe Income Trust:
811-4552




LIBERTY FUNDS DISTRIBUTOR, INC.



<PAGE 1>


         STATEMENT OF ADDITIONAL INFORMATION DATED NOV. 1, 1999


                     STEIN ROE INCOME TRUST

                       Money Market Fund
                  Stein Roe Cash Reserves Fund

                          Bond Funds
               Stein Roe Intermediate Bond Fund
               Stein Roe Income Fund
               Stein Roe High Yield Fund

    Suite 3200, One South Wacker Drive, Chicago, IL  60606
                          800-338-2550


     This Statement of Additional Information (SAI) is not a prospectus but provides additional information that should be read in conjunction with the Funds' Prospectuses dated Nov. 1, 1999 and any supplements thereto. Financial statements, which are contained in the Funds' Annual Reports, are incorporated by reference into this SAI. A Prospectus and Annual Report may be obtained at no charge by telephoning 800-338-2550.


                      TABLE OF CONTENTS
                                                        Page

General Information and History...........................2
Investment Policies.......................................4
Portfolio Investments and Strategies......................4
Investment Restrictions..................................22
Additional Investment Considerations.....................25
Purchases and Redemptions................................26
Management...............................................30
Financial Statements.....................................32
Principal Shareholders...................................33
Investment Advisory and Other Services...................34
Distributor..............................................36
Transfer Agent...........................................37
Custodian................................................37
Independent Auditors.....................................38
Portfolio Transactions...................................38
Additional Income Tax Considerations.....................43
Additional Information on Net Asset Value-Cash
  Reserves Fund..........................................44
Investment Performance...................................45
Master Fund/Feeder Fund: Structure and Risk Factors......52
Appendix-Ratings.........................................54

             GENERAL INFORMATION AND HISTORY

     The following mutual funds are separate series of Stein Roe
Income Trust (the "Trust"):

  Stein Roe Cash Reserves Fund ("Cash Reserves Fund")
  Stein Roe Intermediate Bond Fund ("Intermediate Bond Fund")
  Stein Roe Income Fund ("Income Fund")
  Stein Roe High Yield Fund ("High Yield Fund")

Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies. The series of the Trust are referred to collectively as "the Funds." Intermediate Bond Fund, Income Fund, and High Yield Fund are referred to collectively as the "Bond Funds." On Nov. 1, 1995, the name of the Trust and each of its series was changed to separate "SteinRoe" into two words.


     The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Jan. 3, 1986, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, four series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

     Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.


     Each share of a series, without par value, is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a series have equal rights in the event of liquidation of that series. Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.



Special Considerations Regarding Master Fund/Feeder Fund Structure

     Rather than invest in securities directly, each Fund seeks to achieve its objective by pooling its assets with those of other investment companies for investment in another mutual fund having the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Each Fund invests all of its net investable assets in a separate master fund that is a series of SR&F Base Trust, as follows:

                                                     Master/Feeder
                                                     Status
Feeder Fund          Master Fund                     Established
-------------------  ------------------------------  -------------
Cash Reserves Fund  SR&F Cash Reserves Portfolio
                    ("Cash Reserves Portfolio")      March 2, 1998
Intermediate Bond
  Fund              SR&F Intermediate Bond Portfolio
                    ("Intermediate Bond Portfolio")  Feb. 2, 1998
Income Fund         SR&F Income Portfolio ("Income
                    Portfolio")                      Feb. 2, 1998
High Yield Fund     SR&F High Yield Portfolio
                    ("High Yield Portfolio")         Nov. 1, 1996


The master funds are referred to collectively as the "Portfolios." Intermediate Bond Portfolio, Income Portfolio, and High Yield Portfolio are referred to collectively as the "Bond Portfolios." For more information, please refer to Master Fund/Feeder Fund:
Structure and Risk Factors.

     Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Funds and Portfolios and provides investment management services to each Portfolio.


                      INVESTMENT POLICIES


     The Trust and SR&F Base Trust are open-end management investment companies. The Funds and the Portfolios are diversified, as that term is defined in the Investment Company Act of 1940.

     The investment objectives and policies are described in the Prospectus under The Funds. In pursuing its objective, a Portfolio may also employ the investment techniques described under Portfolio Investments and Strategies in this SAI. The investment objective is a nonfundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."/1/

----------------
/1/ A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
----------------


                PORTFOLIO INVESTMENTS AND STRATEGIES

Derivatives

     Consistent with its objective, each Bond Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, and other instruments the value of which is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency ("Derivatives").

     Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.


     The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.


     High Yield Portfolio does not currently intend to invest more than 5% of its net assets in any type of Derivative except options, futures contracts, and futures options. Income Portfolio does not currently intend to invest, nor has it during its past fiscal year invested, more than 5% of its net assets in any type of Derivative except options, futures contracts, and futures options. Intermediate Bond Portfolio does not currently intend to invest, nor has it during its past fiscal year invested, more than 5% of its net assets in any type of Derivative except options, futures contracts, futures options and obligations collateralized by either mortgages or other assets. (See Mortgage and Other Asset-Backed Securities, Variable and Floating Rate Instruments, and Options and Futures below.)

Medium- and Lower-Quality Debt Securities

     Each Bond Portfolio may invest in medium- and lower-quality debt securities. Medium-quality debt securities, although considered investment grade, have some speculative characteristics. Lower-quality securities, commonly referred to as "junk bonds," are those rated below the fourth highest rating category or bond of comparable quality.

     Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. A Portfolio seeks to reduce investment risk through diversification, credit analysis, and evaluation of developments in both the economy and financial markets.

     An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

     Lower-quality debt securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." The lowest rating assigned by Moody's is for bonds that can be regarded as having extremely poor prospects of ever attaining any real investment standing.


     Achievement of the investment objective will be more dependent on Stein Roe's credit analysis than would be the case if a Portfolio were investing in higher-quality debt securities. Since the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, Stein Roe employs its own credit research and analysis, from which it has developed a proprietary credit rating system based upon comparative credit analyses of issuers within the same industry. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.


     Medium- and lower-quality debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Portfolio may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

Mortgage and Other Asset-Backed Securities

     Each Bond Portfolio may invest in securities secured by mortgages or other assets such as automobile or home improvement loans and credit card receivables. These instruments may be issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or by private entities such as commercial, mortgage and investment banks and financial companies or financial subsidiaries of industrial companies.

     Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") which represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social and market factors. If mortgages are prepaid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates. The Portfolios tend to invest in CMOs of classes known as planned amortization classes ("PACs") which have prepayment protection features tending to make them less susceptible to price volatility.

     Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans which finance payments on the securities themselves. Therefore, greater emphasis is placed on the credit quality of the security issuer and the guarantor, if any.

REMICs

     Each Bond Portfolio may invest in real estate mortgage investment conduits ("REMICs"). REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA-, FHLMC- or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution and principal and interest by FNMA.

Variable and Floating Rate Instruments

     In accordance with its investment objective and policies, Cash Reserves Portfolio may invest in variable and floating rate money market instruments which provide for periodic or automatic adjustments in coupon interest rates that are reset based on changes in amount and direction of specified short-term interest rates. Cash Reserves Portfolio will not invest in a variable or floating rate instrument unless Stein Roe determines that as of any reset date the market value of the instrument can reasonably be expected to approximate its par value.

     Each Bond Portfolio may invest in floating rate instruments which provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%. Neither Income Portfolio nor High Yield Portfolio intends to invest more than 5% of its net assets in floating rate instruments. Intermediate Bond Portfolio does not intend to invest more than 10% of its net assets in floating rate instruments.

Lending of Portfolio Securities

     Subject to restriction (7) under Investment Restrictions, each Bond Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

     No Bond Portfolio has loaned portfolio securities during its last fiscal year, nor does it intend to loan more than 5% of its net assets.

Repurchase Agreements


     Each Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% (10% in the case of Cash Reserves Portfolio) of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Portfolio could experience both losses and delays in liquidating its collateral.


When-Issued and Delayed-Delivery Securities; Reverse Repurchase
Agreements; Standby Commitments

     Each Portfolio may purchase instruments on a when-issued or delayed-delivery basis. Although the payment terms are established at the time it enters into the commitment, the instruments may be delivered and paid for some time after the date of purchase, when their value may have changed and the yields available in the market may be greater. They will make such commitments only with the intention of actually acquiring the instruments, but may sell them before settlement date if it is deemed advisable for investment reasons. Securities purchased in this manner involve risk of loss if the value of the security purchased declines before settlement date.

     Securities purchased by a Bond Portfolio on a when-issued or delayed-delivery basis are sometimes done on a "dollar roll" basis. Dollar roll transactions consist of the sale of securities with a commitment to purchase similar but not identical securities, generally at a lower price at a future date. A dollar roll may be renewed after cash settlement and initially may involve only a firm commitment agreement by a Portfolio to buy a security. A dollar roll transaction involves the following risks: if the broker-dealer to whom a Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security which a Portfolio is required to repurchase may be worth less than a security which the Portfolio originally held; and the return earned by a Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

     Each Bond Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Portfolio is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

     A standby commitment is a delayed-delivery agreement in which the Portfolio binds itself to accept delivery of and to pay for an instrument within a specified period at the option of the other party to the agreement. Standby commitment agreements create an additional risk because the other party to the standby agreement generally will not be obligated to deliver the security, but the Portfolio will be obligated to accept it if delivered. Depending on market conditions, the Portfolio may receive a commitment fee for assuming this obligation. If prevailing market interest rates increase during the period between the date of the agreement and the settlement date, the other party can be expected to deliver the security and, in effect, pass any decline in value to the Portfolio. If the value of the security increases after the agreement is made, however, the other party is unlikely to deliver the security. In other words, a decrease in the value of the securities to be purchased under the terms of a standby commitment agreement will likely result in the delivery of the security, and, therefore, such decrease will be reflected in the net asset value. However, any increase in the value of the securities to be purchased will likely result in the non-delivery of the security and, therefore, such increase will not affect the net asset value unless and until the Portfolio actually obtains the security.

     At the time a Portfolio enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement or standby commitment, liquid assets (cash, U.S. Government or other "high grade" debt obligations) of the Portfolio having a value at least as great as the purchase price of the securities to be purchased is segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales Against the Box

     Each Portfolio may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost.
A Portfolio may make short sales of securities only if at all times when a short position is open the Portfolio owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

     In a short sale against the box, a Portfolio does not deliver from its portfolio the securities sold. Instead, the Portfolio borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Portfolio, to the purchaser of such securities. The Portfolio is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Portfolio must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. A Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. A Portfolio may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect a Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Portfolio replaces the borrowed security, the Portfolio will incur a loss and if the price declines during this period, it will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Portfolio may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Portfolio is able to enter into short sales. There is no limitation on the amount of a Portfolio's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. No Portfolio currently expects that more than 5% of its total assets would be involved in short sales against the box.

Line of Credit

     Subject to restriction (8) under Investment Restrictions, each Fund and Portfolio may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

Interfund Borrowing and Lending Program


     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may lend money to and borrow money from other mutual funds advised by Stein Roe. A Portfolio will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.


PIK and Zero Coupon Bonds

     Each Bond Portfolio may invest in both zero coupon bonds and bonds the interest on which is payable in kind ("PIK bonds"). A zero coupon bond is a bond that does not pay interest for its entire life. A PIK bond pays interest in the form of additional securities. The market prices of both zero coupon and PIK bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically and in cash. In addition, because a Portfolio accrues income with respect to these securities prior to the receipt of such interest in cash, it may have to dispose of portfolio securities under disadvantageous circumstances in order to obtain cash needed to pay income dividends in amounts necessary to avoid unfavorable tax consequences. High Yield Portfolio may invest up to 20% of its total assets in PIK and zero coupon bonds.

Rated Securities


     For a description of the ratings applied by Moody's and S&P (two of the approved NRSROs) to debt securities, please refer to the Appendix. The rated debt securities for a Portfolio include securities given a rating conditionally by Moody's or provisionally by S&P. If the rating of a security held by a Portfolio is withdrawn or reduced, the Portfolio is not required to sell the security, but Stein Roe will consider such fact in determining whether that Portfolio should continue to hold the security. To the extent that the ratings accorded by a NRSRO for debt securities may change as a result of changes in such organizations, or changes in their rating systems, each Portfolio will attempt to use comparable ratings as standards for its investments in debt securities in accordance with its investment policies.


Foreign Securities

     Cash Reserves Portfolio may invest in securities of foreign branches of U.S. banks (Eurodollars), U.S. branches of foreign banks (Yankee dollars), and foreign banks and their foreign branches, such as negotiable certificates of deposit; securities of foreign governments; and securities of foreign issuers, such as commercial paper and corporate notes, bonds and debentures. Each Bond Portfolio may invest up to 25% of total assets (taken at market value at the time of investment) in securities of foreign issuers that are not publicly traded in the United States ("foreign securities"). For purposes of these limits, foreign securities do not include securities represented by American Depositary Receipts ("ADRs"), securities denominated in U.S. dollars, or securities guaranteed by U.S. persons. Investment in foreign securities may involve a greater degree of risk (including risks relating to exchange fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers.

     The Portfolios may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depositary and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depositary and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. No Portfolio expects to invest as much as 5% of its total assets in unsponsored ADRs.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

     Although the Portfolios will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     The Portfolios' foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under Synthetic Foreign Positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Portfolio to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio. No Portfolio may engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, a Portfolio may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency it is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Portfolio is obligated to deliver.

     If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive a Portfolio of unrealized profits or force the Portfolio to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Synthetic Foreign Positions. The Portfolios may invest in debt instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Portfolio may construct a synthetic foreign position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

     The Portfolios may also construct a synthetic foreign position by entering into a swap arrangement. A swap is a contractual agreement between two parties to exchange cash flows-at the time of the swap agreement and again at maturity, and, with some swaps, at various intervals through the period of the agreement. The use of swaps to construct a synthetic foreign position would generally entail the swap of interest rates and currencies. A currency swap is a contractual arrangement between two parties to exchange principal amounts in different currencies at a predetermined foreign exchange rate. An interest rate swap is a contractual agreement between two parties to exchange interest payments on identical principal amounts. An interest rate swap may be between a floating and a fixed rate instrument, a domestic and a foreign instrument, or any other type of cash flow exchange. A currency swap generally has the same risk characteristics as a forward currency contract, and all types of swaps have counter-party risk. Depending on the facts and circumstances, swaps may be considered illiquid. Illiquid securities usually have greater investment risk and are subject to greater price volatility. The net amount of the excess, if any, of a Portfolio's obligations over which it is entitled to receive with respect to an interest rate or currency swap will be accrued daily and liquid assets (cash, U.S. Government securities, or other "high grade" debt obligations) of the Portfolio having a value at least equal to such accrued excess will be segregated on the books of the Portfolio and held by the Custodian for the duration of the swap.

     The Portfolios may also construct a synthetic foreign position by purchasing an instrument whose return is tied to the return of the desired foreign position. An investment in these "principal exchange rate linked securities" (often called PERLS) can produce a similar return to a direct investment in a foreign security.

Rule 144A Securities


     Each Bond Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as the Portfolios, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the
(1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Portfolio expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.


Portfolio Turnover


     For information on the Bond Funds' portfolio turnover rates, see Financial Highlights in their Prospectus. The portfolio turnover rates of the Bond Funds and Portfolios have been greater than 100% in recent fiscal years because of increased volatility in the financial markets and Stein Roe's techniques for reacting to changes in the markets to shift exposures to certain sectors and to capture gains. The turnover rate for a Bond Portfolio in the future may vary greatly from year to year, and when portfolio changes are deemed appropriate due to market or other conditions, such turnover rate may be greater than might otherwise be anticipated. A high rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains or losses. Distributions of any net realized gains are subject to federal income tax.


Options on Securities and Indexes

     Each Bond Portfolio may purchase and may sell both put options and call options on debt or other securities or indexes in standardized contracts traded on national securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq, and agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on an individual security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Bond Portfolio will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by a Bond Portfolio expires, it realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires, it realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

     A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, it will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by a Portfolio is an asset of the Portfolio, valued initially at the premium paid for the option. The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities markets and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option, a Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Portfolio, it would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts

     Each Bond Portfolio may use interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index/2/ at a specified price and time. A public market exists in futures contracts covering a number of indexes as well as the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; and foreign currencies. It is expected that other futures contracts will be developed and traded.
-----------
/2/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
-----------

     The Bond Portfolios may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of security prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Portfolio's securities or the price of the securities that the Portfolio intends to purchase. Although other techniques could be used to reduce that Portfolio's exposure to security price, interest rate and currency fluctuations, the Portfolio may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     A Bond Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.


     The success of any futures transaction depends on accurate predictions of changes in the level and direction of security prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.


     When a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. A Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Portfolio does not represent a borrowing or loan by a Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous trading day. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

     A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, it realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, it realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures

     There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and debt securities, including technical influences in futures trading and futures options and differences between the financial instruments and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Bond Portfolio seeks to close out a futures or a futures option position. The Portfolio would be exposed to possible loss on the position during the interval of inability to close and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures

     If other options, futures contracts, or futures options of types other than those described herein are traded in the future, each Bond Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Portfolio's investment objective.

     A Bond Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Portfolio plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"/3/ would exceed 5% of the Portfolio's total assets.
------------------
/3/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
------------------

     When purchasing a futures contract or writing a put on a futures contract, a Portfolio must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Portfolio.

     A Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," each Bond Portfolio will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

     If a Bond Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Portfolio, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by a Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Portfolio, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Portfolio delivers securities under a futures contract, the Portfolio also realizes a capital gain or loss on those securities.

     For federal income tax purposes, a Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on options, futures and futures options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Portfolio:
(1) will affect the holding period of the hedged securities; and
(2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     In order to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies or other income (including but not limited to gains from options, futures, and forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

     Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised of the nature of the payments.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                    INVESTMENT RESTRICTIONS

     Each Fund and Portfolio operate under the following investment restrictions. A Fund or Portfolio may not:

     (1) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to (i) U.S. Government Securities, [Cash Reserves Fund and Cash Reserves Portfolio only] (ii) repurchase agreements, or (iii) securities of issuers in the financial services industry, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (2) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to U.S. Government Securities or repurchase agreements for such securities and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;/4/
-------------------
/4/ Notwithstanding the foregoing, and in accordance with Rule 2a-7 of the Investment Company Act of 1940 (the "Rule"), Cash Reserves Portfolio will not, immediately after the acquisition of any security (other than a Government Security or certain other securities as permitted under the Rule), invest more than 5% of its total assets in the securities of any one issuer; provided, however, that it may invest up to 25% of its total assets in First Tier Securities (as that term is defined in the Rule) of a single issuer for a period of up to three business days after the purchase thereof.
-------------------

     (3) invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

     (5) purchase or sell commodities or commodities contracts or oil, gas or mineral programs, [Bond Funds and Bond Portfolios only] except that it may enter into (i) futures and options on futures and (ii) forward contracts;

     (6) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, [Bond Funds and Bond Portfolios only] but it may make margin deposits in connection with transactions in options, futures, and options on futures;

     (7) make loans, although it may (a) [Bond Funds and Bond Portfolios only] lend portfolio securities and [all] participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

     (8) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and [Bond Funds and Bond Portfolios only] (c) enter into futures and options transactions; [all] it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

     (9) act as an underwriter of securities, except insofar as it may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

     (10) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     The above restrictions are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities," as previously defined herein. The policy on the scope of transactions involving lending of portfolio securities to broker-dealers and banks (as set forth herein under Portfolio Investments and Strategies) is also a fundamental policy.

     Each Fund and Portfolio is also subject to the following restrictions and policies that may be changed by the Board of Trustees. None of the following restrictions shall prevent a Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially similar investment policies as the Fund. Unless otherwise indicated, a Fund or Portfolio may not:

     (A) invest for the purpose of exercising control or management;

     (B) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;/5/
--------------
/5/ The Funds have been informed that the staff of the Securities and Exchange Commission takes the position that the issuers of certain CMOs and certain other collateralized assets are investment companies and that subsidiaries of foreign banks may be investment companies for purposes of Section 12(d)(1) of the Investment Company Act of 1940, which limits the ability of one investment company to invest in another investment company. Accordingly, the Funds intend to operate within the applicable limitations under Section 12(d)(1)(A) of that Act.
--------------


     (C) purchase portfolio securities from, or sell portfolio securities to, any of the officers and directors or trustees of the Trust or of its investment adviser;

     (D) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

     (E) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants which are not listed on the New York or American Stock
Exchange;

     (F) [Bond Funds and Bond Portfolios only] purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

     (G) [Bond Funds and Bond Portfolios only] write an option on a security unless the option is issued by the Options Clearing
Corporation, an exchange, or similar entity;

     (H) [Bond Funds and Bond Portfolios only] invest in limited partnerships in real estate unless they are readily marketable;

     (I) sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain [Bond Funds and Bond Portfolios only] and provided that transactions in options, futures, and options on futures are not treated as short sales;

     (J) [Bond Funds and Bond Portfolios only] invest more than 15% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;


     (K) [Cash Reserves Fund and Cash Reserves Portfolio only] invest more than 10% of its net assets (taken at market value at the time of a particular investment) in illiquid securities/6/, including repurchase agreements maturing in more than seven days; Bond Funds and Bond Portfolios only] invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.
------------------
/6/ In the judgment of Stein Roe, Private Placement Notes, which are issued pursuant to Section 4(2) of the Securities Act of 1933, generally are readily marketable even though they are subject to certain legal restrictions on resale. As such, they are not treated as being subject to the limitation on illiquid securities.
------------------


             ADDITIONAL INVESTMENT CONSIDERATIONS


     Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments, it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns, as appropriate for the particular client or managed account.


     Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type.
However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

     In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.


     In addition, Stein Roe believes that investment in a high yield fund provides an opportunity to diversify an investment portfolio because the economic factors that affect the performance of high-yield, high-risk debt securities differ from those that affect the performance of high-quality debt securities or equity securities.


                    PURCHASES AND REDEMPTIONS


Purchases Through Third Parties

     You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). The state of Texas has asked that investment companies disclose in their SAIs, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas.
Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

     Some Intermediaries that maintain nominee accounts with the Funds for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Funds' transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.

Net Asset Value

     The net asset value of each Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3 p.m., Central time. Please refer to Your Account-Determining Share Price in the Prospectuses for additional information on how the purchase and redemption price of Fund shares is determined.

General Redemption Policies

     The Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     The Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.

     You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

     The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received.
However, the Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank.

     Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase. The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.

     Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Funds and their transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If the Funds do not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

     Shares in any account you maintain with a Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer for the purchase of shares, or any liability under the Internal Revenue Code provisions on backup withholding).

     The Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Funds. Therefore, regardless of the number of telephone exchange round-trips made by an investor, the Trust generally will not honor requests for Telephone Exchanges by shareholders identified by the Trust as "market-timers" if the officers of the Trust determine the order not to be in the best interests of the Trust or its shareholders. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Funds, the Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Funds. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

     The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same. The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe.

Redemption Privileges

     Exchange Privilege. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.
Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased.

     Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. Generally, you will be limited to four Telephone Exchange round-trips per year and the Funds may refuse requests for Telephone Exchanges in excess of four round-trips (a round-trip being the exchange out of a Fund into another no-load Stein Roe Fund, and then back to that Fund). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange.

     Automatic Exchanges.  You may use the Automatic Exchange
Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).

     Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; $100,000 maximum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.

     Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem an amount of $1,000 or more from your account by calling 800-338-2550. The proceeds will be sent by check to your registered address.

     Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"). A Special Redemption request received by telephone after 3 p.m., central time, is deemed received on the next business day. You may purchase Fund shares directly from your bank account either at regular intervals ("Regular Investments") or upon your request ("Special Investments"). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. You may also have income dividends and capital gains distributions deposited directly into your bank account ("Automatic Dividend Deposits").

     Systematic Withdrawals. You may have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

     Dividend Purchase Option. You may have distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.

     Check Writing Privilege. Although Cash Reserves Fund does not currently charge a fee to its shareholders for the use of the special Check-Writing Redemption Privilege, Cash Reserves Fund pays for the cost of printing and mailing checks to its shareholders and pays charges of the bank for payment of each check. The Trust reserves the right to establish a direct charge to shareholders for use of the Privilege and both the Trust and the bank reserve the right to terminate this service.


                         MANAGEMENT


     The Board of Trustees of the Trust has overall management responsibility for the Trust and the Funds. The following table sets forth certain information with respect to trustees and officers of the Trust:

                           Position(s) held          Principal occupation(s)
Name                       with the Trust            during past five years
------------------         ------------------------  ---------------------------
William D. Andrews, 51     Executive Vice-President  Executive vice president of Stein Roe

Gary A. Anetsberger, 43(4) Senior Vice-President;    Chief financial officer and chief administrative
                           Treasurer                 officer of the Mutual Funds division of Stein Roe;
                                                     senior vice president of Stein Roe since April 1996;
                                                     vice president of Stein Roe prior thereto

John A. Bacon Jr., 72      Trustee                   Private investor
   (3) (4)

William W. Boyd, 72        Trustee                   Chairman and director of Sterling Plumbing
  (2) (3) (4)                                        (manufacturer of plumbing products)

Thomas W. Butch, 42 (4)    President                 President of the Mutual Funds division and director of
                                                     Stein Roe since March 1998; senior vice president of
                                                     Stein Roe prior thereto

Kevin M. Carome, 43 (4)    Executive Vice-President; Senior vice president, legal, Liberty Funds Group LLC
                           Assistant Secretary       (an affiliate of Stein Roe) since Jan. 1999; general
                                                     counsel and secretary of Stein Roe since Jan. 1998;
                                                     associate general counsel and vice president of
                                                     Liberty Financial Companies, Inc. (the indirect parent
                                                     of Stein Roe) through Jan. 1999

J. Kevin Connaughton,35(4) Vice-President            Vice president of Colonial Management Associates, Inc.
                                                     ("CMA") , since February 1998; senior tax manager,
                                                     Coopers & Lybrand, LLP from April 1996 to January
                                                     1998; vice president, 440 Financial Group/First Data
                                                     Investor Services Group prior thereto

Lindsay Cook, 47 (1)(2)(4) Trustee                   Executive vice president of Liberty Financial
                                                     Companies, Inc. since March 1997; senior vice
                                                     president prior thereto

Douglas A. Hacker, 44      Trustee                   Senior vice president and chief financial officer of
  (3) (4)                                            UAL, Inc. (airline)

Loren A. Hansen, 51 (4)    Executive Vice-President  Chief investment officer/equity of Colonial Management
                                                     Associates, Inc. since 1997; executive vice president
                                                     of Stein Roe since Dec. 1995; vice president of The
                                                     Northern Trust (bank) prior thereto

Timothy J. Jacoby, 47 (4)  Vice-President            Fund treasurer for Liberty Funds Group LLC since Sept.
                                                     1996 and chief financial officer since Aug. 1997;
                                                     senior vice president of Fidelity Investments prior
                                                     thereto

Janet Langford Kelly, 41   Trustee                   Senior vice president, secretary and general counsel
  (3) (4)                                            of Sara Lee Corporation (branded, packaged, consumer-
                                                     products manufacturer) since 1995; partner, Sidley &
                                                     Austin (law firm) prior thereto

Michael T. Kennedy, 37 (4) Vice-President            Senior vice president of Stein Roe

Gail D. Knudsen, 37 (4)    Vice-President            Vice president and assistant controller of CMA

Stephen F. Lockman, 38 (4) Vice-President            Senior vice president, portfolio manager, and credit
                                                     analyst of Stein Roe

Lynn C. Maddox, 58         Vice-President            Senior vice president of Stein Roe

Jane M. Naeseth, 49        Vice-President            Senior vice president of Stein Roe

Charles R. Nelson, 57      Trustee                   Van Voorhis Professor of Political Economy of the
  (3)(4)                                             University of Washington

Nicolette D. Parrish, 49   Vice-President;           Senior legal assistant and assistant secretary of
   (4)                     Assistant Secretary       Stein Roe

Janet B. Rysz, 44 (4)      Assistant Secretary       Senior legal assistant and assistant secretary of
                                                     Stein Roe

Thomas C. Theobald, 62     Trustee                   Managing director, William Blair Capital Partners
  (3) (4)                                            (private equity fund)

Sharlene A. Thomas, 37 (4) Vice-President            Assistant vice president of mutual fund sales &
                                                     service of Stein Roe since Feb. 1999; manager of
                                                     mutual fund sales & services of Stein Roe from March
                                                     1997 to Feb. 1999; account executive with Stein Roe's
                                                     Counselor department prior thereto

Heidi J. Walter, 32 (4)    Vice-President; Secretary  Vice president of Stein Roe since March 1998; senior legal counsel for Stein Roe since Feb. 1998; legal
                                                     counsel for Stein Roe from March 1995 to Jan. 1998;
                                                     associate with Beeler Schad & Diamond, PC (law firm)
                                                     prior thereto

____________________
(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

     Certain of the trustees and officers of the Trust and SR&F Base Trust are trustees or officers of other investment companies managed by Stein Roe. Mr. Anetsberger, Mr. Butch, and Ms. Walter are also officers of Liberty Funds Distributor, Inc., the Funds' distributor. The address of Mr. Bacon is 4N640 Honey Hill Road, Box 296, Wayne, IL 60184; that of Mr. Boyd is 2900 Golf Road, Rolling Meadows, IL 60008; that of Mr. Cook is 600 Atlantic Avenue, Boston, MA 02210; that of Mr. Hacker is P.O. Box 66100, Chicago, IL 60666; that of Ms. Kelly is Three First National Plaza, Chicago, IL 60602; that of Mr. Nelson is Department of Economics, University of Washington, Seattle, WA 98195; that of Mr. Theobald is Suite 1300, 222 West Adams Street, Chicago, IL 60606; that of Ms. Knudsen, Mr. Connaughton, and Mr. Jacoby is One Financial Center, Boston, MA 02111; and that of the officers is One South Wacker Drive, Chicago, IL 60606.

     Associated with Stein Roe since 1977, Ms. Naeseth has been portfolio manager of Cash Reserves Portfolio since its inception in March 1998 and had managed Cash Reserves Fund since 1980. From 1973 to 1977, she was with the First Trust Company of Ohio. She received her B.A. degree from the University of Illinois in 1972. As of June 30, 1999, she was responsible for managing $638 million in mutual fund net assets.

     Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended June 30, 1999 to each of the trustees:

                                          Compensation from the
                                          Stein Roe Fund Complex*
                                          -----------------------
                  Aggregate Compensation     Total       Average
Name of Trustee       from the Trust      Compensation  Per Series
------------------- --------------------  ------------  ----------
Thomas W. Butch**           -0-                 -0-         -0-
Lindsay Cook                -0-                 -0-         -0-
John A. Bacon Jr.**      $6,200            $101,150      $2,199
William W. Boyd           5,600             102,300       2,224
Douglas A. Hacker         5,200              87,700       1,907
Janet Langford Kelly      5,200              97,200       2,113
Charles R. Nelson         5,600             102,100       2,220
Thomas C. Theobald        5,200              97,200       2,113
_______________
 * At June 30, 1999, the Stein Roe Fund Complex consisted of four series of the Trust, one series of Stein Roe Trust, four series of Stein Roe Municipal Trust, 12 series of Stein Roe Investment Trust, five series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Stein Roe Floating Rate Income Fund, Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.
** Mr. Butch served as a trustee until Nov. 3, 1998; Mr. Bacon was elected a trustee effective Nov. 3, 1998.


                      FINANCIAL STATEMENTS


     Please refer to the June 30, 1999 Financial Statements (statements of assets and liabilities and schedules of investments as of June 30, 1999 and the statements of operations, changes in net assets, and notes thereto) and the reports of independent auditors contained in the Funds' June 30, 1999 Annual Reports.
The Financial Statements and the reports of independent auditors (but no other material from the Annual Reports) are incorporated herein by reference. The Annual Reports may be obtained at no charge by telephoning 800-338-2550.


                      PRINCIPAL SHAREHOLDERS


     As of July 30, 1999, the only persons known by the Trust to own of record or "beneficially" 5% or more of outstanding shares of any Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:

                                                  Approximate % of
                                                    Outstanding
Name and Address               Fund                  Shares Held
-----------------------   ----------------------  ----------------
U.S. Bank National        Cash Reserves Fund
  Association (1)         Intermediate Bond Fund
410 N. Michigan Avenue    Income Fund
Chicago, IL 60611         High Yield Fund

Charles Schwab & Co.,     Intermediate Bond Fund       27.4%
  Inc. (2)                Income Fund                  17.2%
Special Custody Account   High Yield Fund              25.1%
  for the Exclusive
  Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

The Northern Trust Co.(3) Income Fund                  32.6%
F/B/O Liberty Mutual
Daily Valuation Transitions
P.O. Box 92956
Chicago, IL  60675

Salomon Smith Barney,     Intermediate Bond Fund       12.0%
  Inc. (2)
Book Entry Account
333 West 34th Street,
7th floor
Mutual Funds Department
New York, NY  10013

National Financial        Income Fund                   5.1%
Service Corp. (2)         High Yield Fund               5.0%
for the Exclusive
Benefit of Customers
Attn: Mutual Funds
P.O. Box 3908,
Church Street Station
New York, NY  10008

National Investor         High Yield Fund              5.3%
Services Corp. for the
Exclusive Benefit of
Customers (2)
55 Water Street,
32nd floor
New York, NY  10041
_______________________
(1) Shares held as custodian.
(2) Shares held for accounts of customers.
(3) Northern Trust Company holds shares of record on behalf of the Liberty Mutual Employees' Thrift-Incentive Plan.

     The following table shows shares of the Funds held by the categories of persons indicated as of July 30, 1999, and in each case the approximate percentage of outstanding shares represented:

                    Clients of Stein Roe           Trustees and
                    in their Client Accounts*       Officers
                    ------------------------ -------------------
                     Shares Held  Percent   Shares Held  Percent
                     -----------  -------   -----------  -------
Cash Reserves Fund     92,308,657  17.9%                    **
Intermediate Bond Fund  8,554,091  17.1%                    **
Income Fund             7,819,154  25.4%                    **
High Yield Fund           737,536  20.3%                    **
______________
 *Stein Roe may have discretionary authority over such shares and, accordingly, they could be deemed to be owned "beneficially" by Stein Roe under Rule 13d-3. However, Stein Roe disclaims actual beneficial ownership of such shares.
**Represents less than 1% of the outstanding shares.


               INVESTMENT ADVISORY AND OTHER SERVICES


     Stein Roe & Farnham Incorporated provides administrative services to each Fund and Portfolio and portfolio management services to each Portfolio. Stein Roe is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), the Funds' transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.

     The directors of Stein Roe are Kenneth R. Leibler, C. Allen Merritt, Jr., and Thomas W. Butch. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Merritt is Chief Operating Officer of Liberty Financial; and Mr. Butch is President of Stein Roe's Mutual Funds division. The business address of Messrs. Leibler and Merritt is Federal Reserve Plaza, Boston, MA 02210; and that of Mr. Butch is One South Wacker Drive, Chicago, IL 60606.

     Stein Roe and its predecessor have been providing investment advisory services since 1932. Stein Roe acts as investment adviser to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations, and other institutional investors. As of June 30, 1999, Stein Roe managed over $22.2 billion in assets: over $6.3 billion in equities and over $15.9 billion in fixed income securities (including $1 billion in municipal securities). The $22.2 billion in managed assets included over $9.2 billion held by mutual funds managed by Stein Roe (approximately 15% of the mutual fund assets were held by clients of Stein Roe). These mutual funds were owned by over 282,000 shareholders. The $9.2 billion in mutual fund assets included over $679 million in over 42,000 IRA accounts. In managing those assets, Stein Roe utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 7,500 companies. Stein Roe also monitors over 1,400 issues via a proprietary credit analysis system. At June 30, 1999, Stein Roe employed 18 research analysts and 54 account managers. The average investment-related experience of these individuals was 17 years.

     Stein Roe Counselor [service mark] is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe Counselor [service mark] is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe Counselor [service mark] are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.

     In return for its services, Stein Roe is entitled to receive a monthly administrative fee from each Fund and a monthly management fee from each Portfolio. The table below shows the annual rates of such fees as a percentage of average net assets, gross fees paid for the three most recent fiscal years, and any expense reimbursements by Stein Roe:

                                            Current Rates         Year Ended    Year Ended    Year Ended
Fund/Portfolio          Type         (dollars shown in millions)    6/30/99       6/30/98      6/30/97
-------------------- -------------   ---------------------------  ----------    ----------    -----------

Cash Reserves Fund   Management fee  N/A                                   -    $  821,225    $1,207,715
                     Administrative
                     fee             .250%                        $1,249,940     1,216,692     1,207,715
Cash Reserves
  Portfolio          Management fee  .250% up to $500 million,
                                     .225% thereafter              1,809,332       542,824             -
Intermediate Bond
  Fund               Management fee  N/A                                   -       777,707     1,090,523
                     Administrative
                     fee             .150%                           668,778       587,310       465,614
                     Reimbursement   N/A                                   -             -        54,108
Intermediate Bond
  Portfolio          Management fee  .350%                         1,577,465       595,616             -
Income Fund          Management fee  N/A                                   -     1,169,260     1,630,122
                     Administrative
                     fee             .150% up to $100 million,
                                     .125% thereafter                488,588       552,272       446,018
                     Reimbursement   N/A                                   -             -        40,778
Income Portfolio     Management fee  .500% up to $100 million,
                                     .475% thereafter              1,757,337       862,176             -
High Yield Fund      Administrative
                     fee             .150% up to $500 million,
                                     .125% thereafter                  56,913       44,923         9,385
                     Reimbursement   Expenses exceeding 1.00%          80,517       95,498        81,211
High Yield Portfolio Management fee  .500% up to $500 million,
                                     .475% thereafter                 419,766      307,472        52,997

     Stein Roe provides office space and executive and other personnel to the Funds and bears any sales or promotional expenses. Each Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

     The administrative agreement provides that Stein Roe shall reimburse each Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, brokers' commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of such Fund are being offered for sale to the public; however, such reimbursement for any fiscal year will not exceed the amount of the fees paid by such Fund under that agreement for such year. In addition, in the interest of further limiting the Funds' expenses, Stein Roe may waive its fees and/or absorb certain expenses for a Fund. Any such reimbursements will enhance the yield of such Fund.

     The management agreement provides that neither Stein Roe nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to SR&F Base Trust or any shareholder for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on Stein Roe's part in the performance of its duties or from reckless disregard by Stein Roe of Stein Roe's obligations and duties under that agreement.

     Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.


Bookkeeping and Accounting Agreement


     Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For these services, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended June 30, 1997, 1998 and 1999, Stein Roe received aggregate fees of $116,135, $128,363 and $129,024, respectively, from the Trust for services performed under this agreement.


                       DISTRIBUTOR

     Shares of the Funds are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (1) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (2) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

     As agent, the Distributor offers shares of the Funds to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. No sales commission or "12b-1" payment is paid by any Fund. The Distributor offers the Funds' shares only on a best-efforts basis.

                      TRANSFER AGENT


     SteinRoe Services Inc. ("SSI"), One South Wacker Drive, Chicago, IL 60606, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, SSI receives a fee based on an annual rate of 0.15 of 1% of average daily net assets from Cash Reserves Fund and 0.14 of 1% of average daily net assets from each Bond Fund. The Board of Trustees believes the charges by SSI to the Funds are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, SSI also provides certain investor accounting services to each Portfolio.


                        CUSTODIAN

     State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

     Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

     Each Board of Trustees reviews, at least annually, whether it is in the best interests of each Fund, each Portfolio, and their shareholders to maintain assets in each custodial institution. However, with respect to foreign sub-custodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or application of foreign law to a Fund's foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

     The Funds and Portfolios may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                       INDEPENDENT AUDITORS


     The independent auditors for the Funds and the Portfolios are Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116. The independent auditors audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.


                       PORTFOLIO TRANSACTIONS


     Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Purchases and sales of portfolio securities are ordinarily transacted with the issuer or with a primary market maker acting as principal or agent for the securities on a net basis, with no brokerage commission being paid by a Portfolio. Transactions placed through dealers reflect the spread between the bid and asked prices. Occasionally, a Portfolio may make purchases of underwritten issues at prices that include underwriting discounts or selling concessions.

     Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

     Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Portfolios. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

     Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

     It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients, in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

     Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

     Stein Roe places certain trades for the Portfolios through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Portfolios pay ATI a commission for these transactions. The Funds and the Portfolios have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

     Consistent with the Rules of Fair Practice of National Securities Dealers, Inc. and subject to seeking best executing and such other policies as the trustees of the Funds may determine, Stein Roe may consider sales of shares of each of the Funds as a factor in the selection of broker-dealers to execute such mutual fund securities transactions.

Investment Research Products and Services Furnished by Brokers and
Dealers

     Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the brokers-dealer.

     The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

     Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

     Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

     Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and (ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

     Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

* Database Services-comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).
* Quotation/Trading/News Systems-products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.
* Economic Data/Forecasting Tools-various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.
* Quantitative/Technical Analysis-software tools that assist in quantitative and technical analysis of investment data.
* Fundamental Industry Analysis-industry-specific fundamental investment research.
* Fixed Income Security Analysis-data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.
* Other Specialized Tools-other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

     Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

     Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars.
Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

     The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

     In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

     Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

     In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.

     The following table shows commissions paid on futures transactions during the past three fiscal years. No Fund or Portfolio paid commissions on any other transactions.

                                       Intermediate  Intermediate
                                        Bond Fund   Bond Portfolio
                                       ------------ --------------
Total brokerage commissions paid during
  year ended 6/30/99
Number of futures contracts
Total brokerage commissions paid during
  year ended 6/30/98                      2,160        8,957
Total brokerage commissions paid during
  year ended 6/30/97                         -             -

     The Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees.

     During the last fiscal year, certain Portfolios held securities issued by one or more of their regular broker-dealers or the parent of such broker-dealers that derive more than 15% of gross revenue from securities-related activities. Such holdings were as follows at June 30, 1999:

                                                       Value of
                                                   Securities Held
Portfolio           Broker-Dealer                   (in thousands)
-----------------  ------------------------------  ---------------





              ADDITIONAL INCOME TAX CONSIDERATIONS


     Each Fund intends to qualify under Subchapter M of the Internal Renewal Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.


     Because capital gains distributions reduce net asset value, if a shareholder purchases shares shortly before a record date, he will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

     Each Fund expects that none of its dividends will qualify for the deduction for dividends received by corporate shareholders.


    ADDITIONAL INFORMATION ON NET ASSET VALUE-CASH RESERVES FUND


     Please refer to Net Asset Value in the Prospectus, which is incorporated herein by reference. Cash Reserves Fund values its portfolio by the "amortized cost method" by which it attempts to maintain its net asset value at $1.00 per share. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value as determined by amortized cost is higher or lower than the price Cash Reserves Fund would receive if it sold the instrument. Other assets are valued at a fair value determined in good faith by the Board of Trustees.

     In connection with the use of amortized cost and the maintenance of a per share net asset value of $1.00, Income Trust has agreed, with respect to Cash Reserves Fund: (i) to seek to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining relative stability of principal and not in excess of 90 days; (ii) not to purchase a portfolio instrument with a remaining maturity of greater than thirteen months; and (iii) to limit its purchase of portfolio instruments to those instruments that are denominated in U.S. dollars which the Board of Trustees determines present minimal credit risks and that are of eligible quality as determined by any major rating service as defined under SEC Rule 2a-7 or, in the case of any instrument that is not rated, of comparable quality as determined by the Board.


     Cash Reserves Fund has also agreed to establish procedures reasonably designed to stabilize its price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the portfolio holdings by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the net asset values calculated by using available market quotations or market equivalents deviate from $1.00 per share based on amortized cost. Calculations are made to compare the value of its investments valued at amortized cost with market value. Market values are obtained by using actual quotations provided by market makers, estimates of market value, values from yield data obtained from reputable sources for the instruments, values obtained from Stein Roe's matrix, or values obtained from an independent pricing service. Any such service might value investments based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data processing techniques, a matrix system or both to determine valuations.


     In connection with Cash Reserves Fund's use of the amortized cost method of portfolio valuation to maintain its net asset value at $1.00 per share, it might incur or anticipate an unusual expense, loss, depreciation, gain or appreciation that would affect its net asset value per share or income for a particular period. The extent of any deviation between net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board of Trustees as it deems appropriate. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take such action as it considers appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Actions which the Board might take include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; increasing, reducing, or suspending dividends or distributions from capital or capital gains; or redeeming shares in kind. The Board might also establish a net asset value per share by using market values, as a result of which the net asset value might deviate from $1.00 per share.

     The above policies relating to the determination of net asset value also apply to Cash Reserves Portfolio.

                    INVESTMENT PERFORMANCE

     Cash Reserves Fund may quote a "Current Yield" or "Effective Yield" or both from time to time. The Current Yield is an annualized yield based on the actual total return for a seven-day period. The Effective Yield is an annualized yield based on a daily compounding of the Current Yield. These yields are each computed by first determining the "Net Change in Account Value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes. The Net Change in Account Value will always equal the total dividends declared with respect to the account, assuming a constant net asset value of $1.00.

     The yields are then computed as follows:

                 Net Change in Account Value    365
                 ---------------------------    ----
Current Yield  =  Beginning Account Value     x  7

                   [1 + Net Change in Account Value]365/7
                   --------------------------------------
Effective Yield  =      Beginning Account Value              -  1


     For example, the yields of Cash Reserves for the seven-day period ended June 30, 1999, were:

                  $.000838082    365
                  -----------    ---
Current Yield  =     $1.00     x  7            =  4.37%

                    [1+$.000838082]35/7
                    -------------------
Effective Yield  =         $1.00        -  1   =  4.46%

     The average dollar-weighted portfolio maturity of Cash
Reserves Fund for the seven days ended June 30, 1999, was 27 days.


     In addition to fluctuations reflecting changes in net income of Cash Reserves Fund resulting from changes in income earned on its portfolio securities and in its expenses, yield also would be affected if Cash Reserves Fund were to restrict or supplement its dividends in order to maintain its net asset value at $1.00. (See Net Asset Value in the Prospectus and Additional Information on the Determination of Net Asset Value herein.) Portfolio changes resulting from net purchases or net redemptions of Fund shares may affect yield. Accordingly, the yield of Cash Reserves Fund may vary from day to day and the yield stated for a particular past period is not a representation as to its future yield. The yield of Cash Reserves Fund is not assured, and its principal is not insured; however, it will attempt to maintain its net asset value per share at $1.00.

     Comparison of the yield of Cash Reserves Fund with those of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should be made with consideration of differences between Cash Reserves Fund and the alternative investments, differences in the periods and methods used in the calculation of the yields being compared, and the impact of income taxes on alternative investments.
                     _____________________

     A Bond Fund may quote yield figures from time to time. The "Yield" is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.
                                                              6
     The Yield formula is as follows:  YIELD = 2[((a-b/cd) +1)  -
1].

Where:  a  =  dividends and interest earned during the period
              (For this purpose, the Fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated.)
        b  =  expenses accrued for the period (net of
              reimbursements).
        c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
        d = the ending net asset value of the Fund for the period.


     For example, the Yields of the Bond Funds for the 30-day period ended June 30, 1999, were:

            Intermediate Bond Fund  =  6.95%
            Income Fund   =  7.50%
            High Yield Fund  =  9.04%

                  _____________________

     Each Fund may quote total return figures from time to time.
A "Total Return" on a per share basis is the amount of dividends received per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

                                                                n
Average Annual Total Return is computed as follows: ERV = P(1+T)

 Where:   P  =  a hypothetical initial payment of $1,000
          T  =  average annual total return
          n  =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).


     For example, for a $1,000 investment in a Fund, the "Total
Return," the "Total Return Percentage," and the "Average Annual
Total Return" at June 30, 1999 were:

                                    TOTAL RETURN    AVERAGE ANNUAL
                    TOTAL RETURN     PERCENTAGE      TOTAL RETURN
                    ------------    -------------   --------------
Cash Reserves Fund
     1 year           $1,046           4.64%            4.64%
     5 years           1,272          27.24             4.94
     10 years          1,627          62.69             4.99

Intermediate Bond Fund
     1 year            1,026           2.60             2.60
     5 years           1,431          43.06             7.42
     10 years          2,092         109.19             7.66

Income Fund
     1 year            1,005           0.52             0.52
     5 years           1,438          43.76             7.53
     10 years          2,114         111.40             7.77

High Yield Fund
     1 year            1,035           3.50             3.50
     Life of Fund*     1,313          31.26            10.76
_______
Since commencement of operations on Nov. 1, 1996.


     Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     A Fund may note its mention in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines that might mention the Funds include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Investment Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual Investor
Investment Dealers' Digest
Investment News
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Money on Line
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsday
Newsweek
New York Daily News
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
Reuters
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Street.com
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money

     In advertising and sales literature, a Fund may compare its yield and performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate.

     The Funds may compare their performance to the Consumer Price Index (All Urban), a widely-recognized measure of inflation.

     A Fund's performance may be compared to the following as indicated below:

Benchmark                              Fund(s)
-----------------------------------------------------------------
CS First Boston High Yield Index       High Yield Fund
Donoghue's Money Fund Averages(tm)-
  Aggressive                           Cash Reserves Fund
Donoghue's Money Fund Averages(tm)-
  All Taxable                          Cash Reserves Fund
Donoghue's Money Fund Averages(tm)-
  Prime                                Cash Reserves Fund
Donoghue's Money Fund Averages(tm)-
  Prime and Eurodollar                 Cash Reserves Fund
Donoghue's Money Fund Averages(tm)-
  Prime, Eurodollar, and Yankeedollar Cash Reserves Fund Donoghue's Money Fund Averages(tm)-
  Taxable  (Includes the previous
  four categories)                     Cash Reserves Fund
Lehman Aggregate Index                 Intermediate Bond Fund
Lehman Government/Corporate Index      Intermediate Bond Fund
Lehman High Yield Bond Index           High Yield Fund
Lehman High Yield Corporate Bond Index High Yield Fund
Lehman Intermediate Corporate Bond
  Index                                Income Fund
Lehman Intermediate Government/
  Corporate Index                      Intermediate Bond Fund
Lipper All Long-Term Fixed Income
  Funds Average                        Intermediate Bond Fund,
                                       Income Fund
Lipper Corporate Bond Funds (A
  Rated) Average                       Intermediate Bond Fund
Lipper Corporate Bond Funds
  (BBB Rated) Average                  Income Fund
Lipper Intermediate-Term (5-10 Year)
   Investment Grade Debt Funds Average Intermediate Bond Fund Lipper Long-Term Taxable Bond Funds
  Average                              Intermediate Bond Fund,
                                       Income Fund
Lipper Money Market Instrument Funds
  Average                              Cash Reserves Fund
Lipper Short-Term Income Fund Average  Cash Reserves Fund
Merrill Lynch Corporate and
  Government Master Index              Intermediate Bond Fund,
                                       Income Fund
Merrill Lynch High-Yield Master Index  Income Fund, High Yield
                                       Fund
Morningstar All Long-Term Fixed
  Income Funds Average                 Intermediate Bond Fund,
                                       Income Fund
Morningstar Corporate Bond
  (General) Average                    Income Fund, High Yield
                                       Fund
Morningstar Corporate Bond (High
  Quality) Average                     Intermediate Bond Fund
Morningstar Long-Term Taxable Bond
  Funds Average                        Intermediate Bond Fund,
                                       Income Fund
Salomon Brothers Broad Investment
  Grade Bond Index                     Intermediate Bond Fund,
                                       Income Fund
Salomon Brothers Extended High
  Yield Market Index                   High Yield Fund
Salomon Brothers High Yield Market
  Index                                High Yield Fund

     The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by these services or category averages and rankings provided by another independent service. Should these services reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or rank against other funds in the newly-assigned category (or the average of such category) as published by the service.

     The Merrill Lynch High-Yield Master Index measures the total return performance of corporate debt issues rated less than investment grade but not in default. The Merrill Lynch Corporate and Government Master Index measures total return performance of a broad range of U.S. Treasury, federal agency, and corporate debt securities, but excluding mortgage-backed securities. The Salomon Brothers Broad Investment Grade Bond Index measures the market-weighted total return of a wide range of debt securities, including U.S. Treasury/agency securities, investment-grade corporate bonds, and mortgage pass-through securities.

     Cash Reserves Fund may compare its after-tax yield (computed by multiplying the yield by one minus the highest marginal federal individual tax rate) to the average yield for the tax-free categories of the aforementioned services.

     Investors may desire to compare the performance and features of Cash Reserves Fund to those of various bank products. Cash Reserves Fund may compare its yield to the average rates of bank and thrift institution money market deposit accounts, Super N.O.W. accounts, and certificates of deposit. The rates published weekly by the BANK RATE MONITOR(c), a North Palm Beach (Florida) financial reporting service, in its BANK RATE MONITOR(c) National Index are averages of the personal account rates offered on the Wednesday prior to the date of publication by one hundred leading banks and thrift institutions in the top ten Consolidated Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. Super N.O.W. accounts generally offer unlimited checking, while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution. Bank account deposits may be insured. Shareholder accounts in Cash Reserves Fund are not insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of Cash Reserves Fund fluctuates. Bank checking accounts normally do not pay interest but compete with money market mutual funds with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of Cash Reserves Fund are redeemable at the next determined net asset value (normally, $1.00 per share) after a request is received, without charge.

     In advertising and sales literature, a Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of its monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     Of course, past performance is not indicative of future
results.
                    ____________________

     To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since
1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                        Common stocks
                        Small company stocks
                        Long-term corporate bonds
                        Long-term government bonds
                        Intermediate-term government bonds
                        U.S. Treasury bills
                        Consumer Price Index
                       ____________________

     A Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on Jan. 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 3%, 5%, 7%, or 9% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)
TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

Interest
Rate   3%        5%        7%        9%
--------------------------------------------
Compound-
ing
Years       Tax-Deferred Investment
----  ------------------------------------
30   $82,955  $108,031  $145,856  $203,239
25    65,164    80,337   101,553   131,327
20    49,273    57,781    68,829    83,204
15    35,022    39,250    44,361    50,540
10    22,184    23,874    25,779    27,925
 5    10,565    10,969    11,393    11,840
 1    2,036      2,060     2,085     2,109

Interest
Rate   3%       5%        7%       9%
-------------------------------------------
Compound-
ing
Years        Taxable Investment
----  ----------------------------------
30   $80,217  $98,343  $121,466  $151,057
25    63,678   75,318    89,528   106,909
20    48,560   55,476    63,563    73,028
15    34,739   38,377    42,455    47,025
10    22,106   23,642    25,294    27,069
 5    10,557   10,943    11,342    11,754
 1    2,036    2,060     2,085     2,109


     Average Life Calculations. From time to time, a Fund may quote an average life figure for its portfolio. Average life is the weighted average period over which Stein Roe expects the principal to be paid, and differs from stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to GNMA securities and other mortgage-backed securities, average life is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, average life is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an average life equal to their stated maturity.


     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.


     From time to time, a Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe Counselor [service mark] program and asset allocation and other investment strategies.



         MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

     Each Fund (which are series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting a Fund to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of the Funds and the Portfolios are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

     Stein Roe has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

     Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

     The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

     The common investment objectives of the Funds and the Portfolios are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to a Fund's shareholders.

     The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If a Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

     In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

     Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

     Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio.
Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

     Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.


                         APPENDIX-RATINGS

RATINGS IN GENERAL


     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and
Standard & Poor's ("S&P").


CORPORATE BOND RATINGS

Ratings By Moody's

     Aaa.  Bonds rated Aaa are judged to be the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

     Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

     A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Ratings By S&P

     AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

     BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C1. This rating is reserved for income bonds on which no interest is being paid.

     D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:
The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

COMMERCIAL PAPER RATINGS

Ratings By Moody's

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

               Prime-1     Highest Quality
               Prime-2     Higher Quality
               Prime-3     High Quality

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

Ratings By S&P

     A brief description of the applicable rating symbols and their meaning follows:

     A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

     A-1.  This designation indicates that the degree of safety regarding timely payment is very strong.  Those issues determined to possess overwhelming safety characteristics will be denoted
with a plus (+) sign designation.
                           ____________

PART C.  OTHER INFORMATION

ITEM 23. EXHIBITS.
         [Note: As used herein, the term "PEA" refers to a post-effective amendment to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 33-02633.]

(a)(1) Agreement and Declaration of Trust as amended through 10/25/94. (Exhibit 1 to PEA #27.)*
   (2) Amendment to Agreement and Declaration of Trust dated
       11/1/95. (Exhibit 1(b) to PEA #28.)*

(b)(1) By-Laws of Registrant as amended through 2/3/93.
       (Exhibit 2 to PEA #29.)*
   (2) Amendment to By-Laws dated 2/4/98.  (Exhibit 2(b) to PEA
       #38.)*

(c)    None.

(d)    Management Agreement between SR&F Base Trust and Stein Roe
       & Farnham Incorporated ("Stein Roe") dated 8/15/95, as amended through 6/28/99.

(e) Underwriting agreement between Registrant and Liberty Funds Distributor, Inc. dated 8/4/99.

(f)    None.

(g)    Custodian contract between Registrant and State Street
       Bank and Trust Company dated 2/24/86 as amended through 5/8/95. (Exhibit 8 to PEA #27).*

(h)(1) Administrative Agreement between Registrant and Stein Roe dated 7/1/96 as amended through 2/2/98.
   (2) Accounting and Bookkeeping Agreement between Registrant and Stein Roe dated 8/3/99.
   (3) Restated transfer agency agreement between Registrant and SteinRoe Services Inc. dated 8/1/95 as amended through 3/31/99.
   (4) Sub-transfer agent agreement between SteinRoe Services
       Inc. and Liberty Funds Services, Inc. (formerly named Colonial Investors Service Center, Inc.) dated 7/3/96 as amended through 3/31/99.

(i)(1) Opinions and consents of Ropes & Gray. (Exhibit 10(a) to PEA #29.)*
   (2) Opinions and consents of Bell, Boyd & Lloyd with respect to the series SteinRoe High-Yield Bonds (now named Stein Roe Income Fund), SteinRoe Cash Reserves, and SteinRoe Managed Bonds (now named Stein Roe Intermediate Bond Fund). (Exhibit 10(b) to PEA #29.)*
   (3) Opinion and consent of Bell, Boyd & Lloyd with respect to the series Stein Roe High Yield Fund. (Exhibit 10(c) to PEA #30.)*

(j)(1) Consent of Ernst & Young LLP, independent auditors.
   (2) Consent of Morningstar, Inc.  (Exhibit 11(b) to PEA #29.)*

(k)    None.

(l)    Inapplicable.

(m)    Rule 12b-1 Plan.

(n)    Rule 18f-3 Plan.

(o)    (Miscellaneous.)  Mutual Fund Application.
________
*Incorporated by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
          REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory and Other Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 25.  INDEMNIFICATION.

Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit a), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

(i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

(ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

(iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Stein Roe & Farnham Incorporated ("Stein Roe"), the investment adviser, is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. Stein Roe acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services."

Certain directors and officers of Stein Roe also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI, of Colonial Management Associates, Inc. (which is a subsidiary of Liberty Financial Companies, Inc.), and of the Registrant and other investment companies managed by SteinRoe. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for Colonial Management Associates, Inc., which is located at One Financial Center, Boston, MA 02111, and SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210.) A list of such capacities is given below.

                                                POSITION FORMERLY
                                                    HELD WITHIN
                      CURRENT POSITION             PAST TWO YEARS
                      ------------------           --------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Thomas W. Butch       President; Director; Chmn.   Vice President
Kevin M. Carome       Assistant Clerk
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
Karl J. Maurer        Comptroller
C. Allen Merritt, Jr. Director; Vice President
Heidi J. Walter       Vice President; Secretary

COLONIAL MANAGEMENT ASSOCIATES, INC.
Ophelia L. Barsketis  Senior Vice President
Kevin M. Carome       Senior Vice President
William M. Garrison   Vice President
Loren A. Hansen       Senior Vice President
Clare M. Hounsell     Vice President
James P. Haynie       Senior Vice President
Timothy J. Jacoby     Senior Vice President
Deborah A. Jansen     Senior Vice President
North T. Jersild      Vice President
Yvonne T. Shields     Vice President

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Treasurer        Controller
David P. Brady        Vice-President
Thomas W. Butch       President                    Executive V-P;
                                                   Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP; Asst. Secy.    VP
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Jane M. Naeseth       Vice-President
Maureen G. Newman     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
Veronica M. Wallace   Vice-President
Heidi J. Walter       Vice-President; Secretary

STEIN ROE INCOME TRUST; STEIN ROE INSTITUTIONAL TRUST; AND
STEIN ROE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Treasurer        Controller
Thomas W. Butch       President                    Exec. VP;
                                                   VP; Trustee
Kevin M. Carome       Executive VP; Asst. Secy.    VP
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Lynn C. Maddox        Vice-President
Jane M. Naeseth       Vice-President
Heidi J. Walter       Vice-President; Secretary

STEIN ROE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Treasurer        Controller
David P. Brady        Vice-President
Thomas W. Butch       President                    Exec. VP; VP;
                                                   Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP; Asst. Secy.    VP
William M. Garrison   Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
Heidi J. Walter       Vice-President; Secretary


LIBERTY-STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Treasurer
Controller
David P. Brady        Vice-President
Thomas W. Butch       President                     Exec. VP;
                                                    VP; Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP; Asst. Secy.     VP
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Maureen G. Newman     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
Heidi J. Walter       Vice-President; Secretary

STEIN ROE MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Treasurer         Controller
Thomas W. Butch       President                     Exec. VP;
                                                    VP; Trustee
Kevin M. Carome       Executive VP; Asst. Secy.     VP
Joanne T. Costopoulos Vice-President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
William C. Loring     Vice-President
Lynn C. Maddox        Vice-President
Maureen G. Newman     Vice-President
Veronica M. Wallace   Vice-President
Heidi J. Walter       Vice-President; Secretary

STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Treasurer         Controller
Thomas W. Butch       President
Kevin M. Carome       Executive VP; Asst. Secy.     VP
William M. Garrison   Vice President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy                                  VP
Jane M. Naeseth       Vice President
William M. Wadden IV  Vice President
Heidi J. Walter       Vice President

STEIN ROE FLOATING RATE INCOME TRUST; STEIN ROE INSTITUTIONAL
FLOATING RATE INCOME TRUST, STEIN ROE FLOATING RATE LIMITED
LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Treasurer         Controller
Thomas W. Butch       President; Trustee or Manager
Kevin M. Carome       Executive VP; Asst. Secy.     VP
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Vice President

ITEM 27.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., acts as underwriter to Liberty Funds Trust I, Liberty Funds
Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Stein Roe Investment Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Liberty-Stein Roe
Advisor Trust, Stein Roe Institutional Trust, Stein Roe Trust, Stein Roe Floating Rate Income Fund, Stein Roe Institutional Floating Rate Income Fund, and SteinRoe Variable Investment
Trust. The table below lists the directors and officers of Liberty Funds Distributor, Inc.

                          Position and Offices      Positions and
Name and Principal        with Principal            Offices with
 Business Address*        Underwriter               Registrant
--------------------      ---------------------     -------------
Anderson, Judith          Vice President                None
Anetsberger, Gary A.      Senior Vice President      Senior V-P;
                                                     Treasurer
Babbitt, Debra            VP & Compliance Officer       None
Ballou, Rick              Senior Vice President         None
Bartlett, John            Managing Director             None
Blakeslee, James          Senior Vice President         None
Blumenfeld, Alex          Vice President                None
Bozek, James              Senior Vice President         None
Brown, Beth               Vice President                None
Burtman, Tracy            Vice President                None
Butch, Thomas W.          Senior Vice President      President
Campbell, Patrick         Vice President                None
Chrzanowski, Daniel       Vice President                None
Clapp, Elizabeth A.       Managing Director             None
Conlin, Nancy L.          Director; Clerk               None
Davey, Cynthia            Sr. Vice President            None
Desilets, Marian H.       Vice President                None
Devaney, James            Senior Vice President         None
DiMaio, Steve             Vice President                None
Downey, Christopher       Vice President                None
Dupree, Robert            Vice President                None
Emerson, Kim P.           Senior Vice President         None
Erickson, Cynthia G.      Senior Vice President         None
Evans, C. Frazier         Managing Director             None
Feldman, David            Managing Director             None
Fifield, Robert           Vice President                None
Gariepy, Tom              Vice President                None
Gauger, Richard           Vice President                None
Gerokoulis, Stephen A.    Senior Vice President         None
Gibson, Stephen E.        Director; Chairman of Board   None
Goldberg, Matthew         Senior Vice President         None
Gupta, Neeti              Vice President                None
Geunard, Brian            Vice President                None
Harrington, Tom           Sr. Vice President            None
Harris, Carla L.          Vice President                None
Hodgkins, Joseph          Sr. Vice President            None
Hussey, Robert            Senior Vice President         None
Iudice, Jr., Philip       Treasurer and CFO             None
Jones, Cynthia            Vice President                None
Jones, Jonathan           Vice President                None
Kelley, Terry M.          Vice President                None
Kelson, David W.          Senior Vice President         None
Libutti, Chris            Vice President                None
Martin, John              Senior Vice President         None
Martin, Peter             Vice President                None
McCombs, Gregory          Senior Vice President         None
McKenzie, Mary            Vice President                None
Menchin, Catherine        Senior Vice President         None
Miller, Anthony           Vice President                None
Moberly, Ann R.           Senior Vice President         None
Morse, Jonathan           Vice President                None
Nickodemus, Paul          Vice President                None
O'Shea, Kevin             Managing Director             None
Piken, Keith              Vice President                None
Place, Jeffrey            Managing Director             None
Powell, Douglas           Vice President                None
Predmore, Tracy           Vice President                None
Quirk, Frank              Vice President                None
Raftery-Arpino, Linda     Senior Vice President         None
Ratto, Gregory            Vice President                None
Reed, Christopher B.      Senior Vice President         None
Riegel, Joyce B.          Vice President                None
Robb, Douglas             Vice President                None
Sandberg, Travis          Vice President                None
Santosuosso, Louise       Senior Vice President         None
Schulman, David           Senior Vice President         None
Shea, Terence             Vice President                None
Sideropoulos, Lou         Vice President                None
Sinatra, Peter            Vice President                None
Smith, Darren             Vice President                None
Soester, Trisha           Vice President                None
Studer, Eric              Vice President                None
Sweeney, Maureen          Vice President                None
Tambone, James            Chief Executive Officer       None
Tasiopoulos, Lou          President                     None
VanEtten, Keith H.        Senior Vice President         None
Walter, Heidi J.          Vice President             V-P &
Secy.
Wess, Valerie             Senior Vice President         None
Young, Deborah            Vice President                None
---------
* The address of Ms. Harris, Ms. Riegel, Ms. Walter, and Messrs. Anetsberger and Butch is One South Wacker Drive, Chicago, IL 60606. The address of each other director and officer is One Financial Center, Boston, MA 02111.

Item 28.  Location of Accounts and Records.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One South Wacker Drive, Chicago, Illinois 60606. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

ITEM 29.  MANAGEMENT SERVICES.

None.

ITEM 30.  UNDERTAKINGS.

None.

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 19th day of August, 1999.

                                   STEIN ROE INCOME TRUST

                                   By   THOMAS W. BUTCH
                                        Thomas W. Butch
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature*                     Title                     Date
------------------------    ---------------------   --------------
THOMAS W. BUTCH             President              August 19, 1999
Thomas W. Butch
Principal Executive Officer

GARY A. ANETSBERGER         Senior Vice-           August 19, 1999
Gary A. Anetsberger         President; Treasurer
Principal Financial Officer

PATRICIA J. JUDGE           Controller             August 19, 1999
Patricia J. Judge
Principal Accounting Officer

WILLIAM W. BOYD             Trustee                August 19, 1999
William W. Boyd

LINDSAY COOK                Trustee                August 19, 1999
Lindsay Cook

DOUGLAS A. HACKER           Trustee                August 19, 1999
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee                August 19, 1999
Janet Langford Kelly

CHARLES R. NELSON           Trustee                August 19, 1999
Charles R. Nelson

THOMAS C. THEOBALD          Trustee                August 19, 1999
Thomas C. Theobald

*Each person signing this amendment is signing in his or her indicated capacity with the Registrant and also in the same capacity with SR&F Base Trust.


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                    STEIN ROE INCOME TRUST
           INDEX TO EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number   Description
-------  -------------
(d)      Management Agreement

(e)      Underwriting Agreement

(h)(1)   Administrative Agreement

   (2)   Accounting and Bookkeeping Agreement

   (3)   Restated Transfer Agency Agreement

   (4)   Sub-Transfer Agency Agreement

(j)(1)   Consent of Ernst & Young LLP

(m)      Rule 12b-1 Plan.

(n)      Rule 18f-3 Plan.

(o)      Mutual Fund Application